                   ------------------------------------------

                          OFFITBANK VIF-HIGH YIELD FUND

                       OFFITBANK VIF-EMERGING MARKETS FUND

                              DJG VALUE EQUITY FUND

                        OFFITBANK VIF-U.S. SMALL CAP FUND

                         OFFITBANK VIF-TOTAL RETURN FUND

                  OFFITBANK VIF-U.S. GOVERNMENT SECURITIES FUND

                   ------------------------------------------







                               SEMI-ANNUAL REPORT

                                  JUNE 30, 1999










                                                   THE
                                                   OFFITBANK
                                                   VARIABLE INSURANCE FUND, INC.

                               PRESIDENT'S LETTER

--------------------------------------------------------------------------------

Dear Policyholder:

We are very pleased to present you with the June 30, 1999 Semi-Annual Report for The OFFITBANK Variable Insurance Fund, Inc. As of that date the Funds' portfolios have assets in excess of $77 million, an increase of almost $22 million since year-end.

The specific results of the respective Funds, along with an investment and market commentary from each portfolio manager, are part of this Semi-Annual Report. As always, we have tried to make each market commentary informative, and I hope that you will find them helpful.

OFFITBANK Holdings, Inc., the sole shareholder of OFFITBANK, recently entered into a definitive agreement to merge OFFITBANK with the Wachovia Corporation. OFFITBANK will continue to operate under its own name as a distinct Wachovia company, providing wealth management services in precisely the same manner as it has for fifteen years. Wachovia is one of the leading banks in the United States, with a notable presence in the Southeast and a national and international client base. It is an institution with a pristine reputation for integrity and commitment to their clients.

The merger of OFFITBANK with Wachovia will provide our clients the benefit of a broader base of resources and products, as well as the long-term continuity which is critical in providing trust and estate services. Let me personally assure you that OFFITBANK will retain its identity following this merger. The integrity of our investment processes, the character of our professional and administrative staff, and, most significantly, our personalized relationship with our clients will continue to be the highest priorities of our firm as a Wachovia company. The commitment of Wachovia to OFFITBANK will only strengthen our capacities to serve our clients more comprehensively and effectively.

We greatly value your participation in our Funds. Let us know of your interests and concerns as we continue to try to serve you better. If you have any questions, please do not hesitate to call.

Sincerely,

/s/ Morris W. Offit

Morris W. Offit

July 15, 1999

                   THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                              VIF - HIGH YIELD FUND
                                  JUNE 30, 1999

--------------------------------------------------------------------------------

High yield materially outperformed investment grade fixed income for the first half of 1999. High yield returns were positive, despite higher interest rates, heavy issuance and an increase in the number of defaults. The Fund's net investment return for the first half of 1999 after all fees and expenses was
 .94%. The June 30, 1999 NAV price of $10.08 was 3.1% lower than the $10.40 NAV at the beginning of the year. As of June 30, 1999, the Fund had a 30 day SEC yield of 8.26%. The Fund continued to grow during the first half of 1999 as net assets increased to $49.3 million from $44.3 million on December 31, 1998.

After rising 60 basis points in the first quarter, intermediate Treasury yields rose an additional 55 basis points during the second quarter. As is typical during periods of rising interest rates, high yield outperformed Treasuries. Also, as is typical in a rising rate environment, lower quality less interest sensitive high yield performed best. Lower tier returns are helped by the cushioning effect of the higher coupons, while higher quality high yield securities are more sensitive to movements in interest rates.

Broad market high yield spreads have tightened 100 basis points this year entirely due to the rise in interest rates. However, they are still 100 basis points wider than a year ago. Today solid double B credits may be purchased at spreads of 275 to 300 basis points, the same spread at which low double B or high single B credits were trading a year ago. In addition, due to the backup in interest rates, today's absolute yields of 8 3/4% to 9% for higher quality credits are similar to lower quality yields of a year ago.

Current spreads discount further increases in the default rate and incremental credit problems for the high yield market. Market spreads may stay wider than in the last few years as high yield credit fundamentals are showing further signs of deterioration. For the past four quarters, credit downgrades have exceeded credit upgrades and the market has experienced rising default rates. Domestic default rates are now approaching their long-term average of approximately 3.3%. We do not expect the default rate to rise excessively from current levels.

The current increases in credit problems can be partially attributed to the large number of lower quality new issues brought to market in the last few years. As we have previously noted, it usually takes a lower tier credit about two years or so from a new bond offering to experience a credit problem. While we have taken great care in constructing and monitoring the portfolio, we will not be immune to the occasional credit disappointment. Another factor that has influenced market spreads is reduced dealer activity. While liquidity is markedly improved from year end, it still remains softer than a year ago. Dealers remain reluctant to commit capital and the market is putting an above average liquidity premium on high yield. Large better quality credits continue to command a premium to the broad market.

During the first six months, the technicals of the high yield market were mixed, as supply remained relatively heavy and demand, as measured by mutual fund flows, weakened. New issue volume was a healthy $63 billion year to date while mutual fund flows totaled only $6 billion. In the second quarter, visible demand fell far behind supply as net mutual fund flows turned negative. However, demand from new buyers was sufficient that the market was able to absorb the new supply without any severe dislocations.

The primary new money purchaser of new high yield issues appears to be CBO's. CBO's or collateralized bond obligations are structured financings originated and managed by large financial institutions in conjunction with broker-dealers. A well-diversified portfolio of high yield bonds is used as collateral for a tiered offering of investment grade debt, subordinated debt and equity. Leverage ranges from 5 to 1 debt to equity to as much as 12 to 1, depending on the structure of the CBO. CBO issuance has increased to an estimated $20 billion this year and has helped provide a cushion against high yield spread widening by immediately creating demand whenever spreads widen. CBO participation has also helped increase demand for single B and higher yielding credits.

We are very bullish on the upper tier of the high yield market and believe the sector offers compelling relative value within high yield and other fixed income sectors. The large flow of new issues over the past few years has increased the

                   THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                        VIF - HIGH YIELD FUND (continued)
                                  JUNE 30, 1999

--------------------------------------------------------------------------------

number of better quality credits for consideration. Recently, new issue quality has improved with less issuance from the lowest quality sectors. As a result, we are finding more better quality credits at attractive spreads than we have seen in the last few years. The market has a lot of room to tighten when interest rates stabilize or the technicals turn more positive. Supply-demand imbalances tend to be self-correcting over time.

During the first half, we were able to add to our quality holdings at more attractive yields. Several positions were increased including HMH Properties and Allied Waste at lower prices and higher yields versus earlier in the year. New positions were established in Lear Corp. and Lyondell Chemical Co. These are solid double B companies with significant market presence and strong cash flows. Also, the Fund increased its holdings of bank debt. High yield bank debt provides added protection by being senior in the capital structure while paying floating rate spreads of approximately 300 basis points over Libor. Positions in the senior tiers of Eurotunnel were increased and are now the largest holding of the Fund.

Several noteworthy developments occurred during the first half which affected the portfolio. The telecommunications and international cable sectors continue to benefit from strong fundamentals and favorable merger activity. Nextel Communications, NTL Inc., and Telewest Communications were all beneficiaries of the positive trends.

On the negative credit side, the Fund's exposure to the healthcare and paging industry dampened performance. Changes in Medicare reimbursement is having a much greater impact than previously believed with severe consequences for the long-term care industry. The paging industry has been suffering from a marked slowdown in unit growth and stagnant pricing.

Several corporate actions affected the portfolio during the first half of 1999. A large number of holdings including Echostar Communications, J Ray McDermott and Comcast Cellular announced tenders for their debt securities at investment grade spreads. Additionally, Armco Inc. and Presidential Life were called. During the first half of 1999, 6 issues totaling approximately $2.5 million were either tendered or called. Over the past twelve months approximately 9.2% of average net assets of the Fund have been either tendered or called.

We continue to focus on the better quality segment of the high yield market. As of quarter end approximately 52% of the holdings in the Fund are rated either Ba3 or better by Moody's or BB- or better by Standard & Poor's. Additionally, 75% of the holdings are rated at least B1 or B+. Bank debt now totals approximately 2.8% of the Fund. The Fund is very well diversified with over 127 issues. We continue to believe that better quality high yield credits will outperform fixed income alternatives over time.

Stephen T. Shapiro
July 15, 1999

                                                         OFFITBANK
                                                    VIF-HIGH YIELD FUND
----------------------------------------------------------------------------------------------------------------------------------
                                       SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
                                                       JUNE 30, 1999

                                                                                                 SHARES OR
                                                                                                 PRINCIPAL             MARKET
                                                                                                  AMOUNT               VALUE
----------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (95.2%)
      AUTOMOTIVE (3.8%)
            Exide Corp. Sr Notes, 10.00%, 04/15/05                                                  $ 150,000        $    150,750
            Exide Holding Europe S.A. (144A), 9.125%, 04/15/04                                        500,000 (a)(1)      268,253
            Federal-Mogul Corp. Notes, 7.875%, 07/01/10                                               500,000             470,095
            Hayes Wheels International Inc. Sr Sub Notes, 9.125%, 07/15/07                            500,000             505,000
            Lear Corp. Sr Notes (144A), 8.11%, 05/15/09                                               500,000 (1)         483,475
                                                                                                                   ---------------
                                                                                                                        1,877,573
                                                                                                                   ---------------

      BROADCAST/MEDIA (4.9%)
            Big Flower Press Sr Sub Notes, 8.875%, 07/01/07                                           530,000             498,200
            Echostar DBS Corp. Sr Notes (144A), 9.25%, 02/01/06                                       500,000 (1)         510,000
            Heritage Media Corp. Sr Sub Notes, 8.75%, 02/15/06                                        200,000             206,000
            Hollinger International Publishing Sr Sub Notes, 8.625%, 03/15/05                         250,000             255,000
            Lamar Advertising Co. Sr Sub Notes, 9.625%, 12/01/06                                      500,000             510,000
            Outdoor Systems Inc. Sr Sub Notes, 9.375%, 10/15/06                                       250,000             265,937
            Sun Media Corp. Sr Sub Notes, 9.50%, 05/15/07                                             155,000             160,425
                                                                                                                   ---------------
                                                                                                                        2,405,562
                                                                                                                   ---------------

      CABLE (6.8%)
            Adelphia Communications Corp. Sr Notes, 9.875%, 03/01/07                                  200,000             209,000
            Century Communications Corp. Sr Notes, 8.875%, 01/15/07                                   400,000             399,000
            CSC Holdings Inc. Sr Notes, 9.25%, 11/01/05                                               300,000             309,000
            Jones Intercable Inc. Sr Sub Debs., 10.50%, 03/01/08                                      500,000             535,000
            Lenfest Communications Inc. Sr Notes, 8.375%, 11/01/05                                    300,000             315,375
            NTL Inc. Sr Notes, 0/9.75%, 04/01/08                                                      500,000 (2)         342,500
            Olympus Communications L.P. Sr Notes, 10.625%, 11/15/06                                   300,000             328,500
            Rogers Cablesystems Ltd. Sr Secured 2nd Priority Notes, 9.625%, 08/01/02                  300,000             312,000
            Telewest Communications PLC Debs., 9.625%, 10/01/06                                       250,000             258,125
            Telewest Communications PLC Sr Discount Debs., 0/11.00%, 10/01/07                         400,000 (2)         357,000
                                                                                                                   ---------------
                                                                                                                        3,365,500
                                                                                                                   ---------------

      CHEMICAL (4.8%)
            Borden Chemicals & Plastics Sr Notes, 9.50%, 05/01/05                                     500,000             485,000
            Huntsman ICI Chemicals Sr Sub Notes (144A), 10.125%, 07/01/09                             500,000 (b)(1)      519,501
            ISP Holdings Inc. Sr Notes, 9.00%, 10/15/03                                               300,000             297,750
            Lyondell Chemical Co. Sr Secured Notes (144A), 9.625%, 05/01/07                           500,000 (1)         520,000
            Polymer Group Inc. Sr Sub Notes, 8.75%, 03/01/08                                          300,000             284,250
            Terra Industries Inc. Sr Notes, 10.50%, 06/15/05                                          250,000             247,500
                                                                                                                   ---------------
                                                                                                                        2,354,001
                                                                                                                   ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                         OFFITBANK
                                                    VIF-HIGH YIELD FUND
----------------------------------------------------------------------------------------------------------------------------------
                                 SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)(CONTINUED)
                                                       JUNE 30, 1999

                                                                                                 SHARES OR
                                                                                                 PRINCIPAL             MARKET
                                                                                                  AMOUNT               VALUE
----------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
      CONSUMER GROUPS (9.3%)
            Ameriserve Food Co. Sr Notes, 8.875%, 10/15/06                                          $ 500,000        $    460,000
            Chiquita Brands International Inc. Sr Notes, 10.25%, 11/01/06                             850,000             862,750
            Fedders N.A. Sr Sub Notes, 9.375%, 08/15/07                                               200,000             202,000
            Fisher Scientific International Inc. Sr Sub Notes, 9.00%, 02/01/08                        500,000             475,000
            Fleming Companies Inc. Sr Notes, 10.625%, 12/15/01                                        500,000             506,250
            Fruit of The Loom Sr Notes (144A), 8.875%, 04/15/06                                       500,000 (1)         457,500
            Host Marriott Travel Plaza Sr Notes, 9.50%, 05/15/05                                      700,000             721,000
            Playtex Products Inc. Sr Notes, 8.875%, 07/15/04                                          250,000             254,375
            Revlon Consumer Products Sr Sub Notes, 8.625%, 02/01/08                                   250,000             236,250
            United Artists Theatre Pass Through Certificates, 9.30%, 07/01/15                         472,238             410,847
                                                                                                                   ---------------
                                                                                                                        4,585,972
                                                                                                                   ---------------

      FINANCIAL SERVICES/INSURANCE (2.7%)
            Amresco Inc. Sr Sub Notes, 9.875%, 03/15/05                                               500,000             385,000
            Presidential Life Corp. Sr Notes, 7.875%, 02/15/09                                        350,000             338,845
            Veritas Holdings Sr Notes, 9.625%, 12/15/03                                               126,000             123,480
            Willis Corroon Corp. Sr Sub Notes (144A), 9.00%, 02/01/09                                 500,000 (1)         481,875
                                                                                                                   ---------------
                                                                                                                        1,329,200
                                                                                                                   ---------------

      FOREST & PAPER PRODUCTS (3.3%)
            Doman Industries Ltd. Sr Notes, 8.75%, 03/15/04                                           200,000             124,000
            Gaylord Container Corp. Sr Notes, 9.75%, 06/15/07                                         400,000             381,000
            Repap New Brunswick First Priority Sr Secured Notes, 9.00%, 06/01/04                      600,000             565,500
            Stone Container Corp. Sr Secured Notes, 10.75%, 10/01/02                                  300,000             311,250
            Stone Container Corp. Sr Sub Debs., 12.75%, 04/01/02                                      250,000             250,625
                                                                                                                   ---------------
                                                                                                                        1,632,375
                                                                                                                   ---------------

      GENERAL INDUSTRIES/MANUFACTURING (6.3%)
            Allied Waste North America Sr Sub Notes, 7.625%, 01/01/06                                 500,000             466,250
            Furon Company Sr Sub Notes, 8.125%, 03/01/08                                              250,000             235,000
            Galey & Lord Inc. Sr Sub Notes, 9.125%, 03/01/08                                          200,000             130,000
            Nortek Inc. Sr Notes, 9.25%, 03/15/07                                                     600,000             598,500
            Pillowtex Corp. Sr Sub Notes, 9.00%, 12/15/07                                             300,000             297,000
            Sequa Corp. Sr. Notes, 8.75%, 12/15/01                                                    150,000             150,375
            Wesco Distribution Inc. Sr Sub Notes, 9.125%, 06/01/08                                    500,000             483,750
            Williams Scotsman Inc. Sr Notes, 9.875%, 06/01/07                                         750,000             750,000
                                                                                                                   ---------------
                                                                                                                        3,110,875
                                                                                                                   ---------------

      HEALTH CARE (3.2%)
            Columbia/HCA Healthcare Notes, 6.91%, 06/15/05                                            300,000             276,093
            Columbia/HCA Healthcare Medium Term Notes, 8.85%, 01/01/07                                300,000             299,139
            Extendicare Health Services Sr Sub Notes, 9.35%, 12/15/07                                 250,000             187,500
            Integrated Health Services Inc. Sr Sub Notes, 9.50%, 09/15/07                             400,000             292,000

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                         OFFITBANK
                                                    VIF-HIGH YIELD FUND
----------------------------------------------------------------------------------------------------------------------------------
                                 SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)(CONTINUED)
                                                       JUNE 30, 1999

                                                                                                 SHARES OR
                                                                                                 PRINCIPAL             MARKET
                                                                                                  AMOUNT               VALUE
----------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
      HEALTH CARE (CONTINUED)
            Medaphis Corp. Sr Notes, 9.50%, 02/15/05                                                $ 200,000        $    148,000
            Sun Healthcare Group Inc. Sr Sub Notes, 9.50%, 07/01/07                                   500,000 (4)          80,000
            Tenet Healthcare Corp. Sr Sub Notes, 8.625%, 01/15/07                                     300,000             296,250
                                                                                                                   ---------------
                                                                                                                        1,578,982
                                                                                                                   ---------------

      HOTELS & GAMING (7.9%)
            Felcor Suites L.P. Sr Notes, 7.625%, 10/01/07                                             320,000             290,173
            HMH Properties Sr Notes, 7.875%, 08/01/08                                                 600,000             553,500
            Hollywood Park Operating Inc. Sr Sub Notes, 9.50%, 08/01/07                               300,000             298,500
            International Game Technology Sr Notes (144A), 8.375%, 05/15/09                           500,000 (1)         491,250
            John Q. Hammons Hotels L.P. First Mtg. Notes, 8.875%, 02/15/04                            550,000             508,750
            John Q. Hammons Hotels L.P. First Mtg. Notes, 9.75%, 10/01/05                             200,000             190,500
            Meristar Hospitality Corp. Sr Sub Notes, 8.75%, 08/15/07                                  200,000             187,000
            Park Place Entertainment Sr Sub Notes, 7.875%, 12/15/05                                   300,000             285,000
            Prime Hospitality Corp. First Mtg. Notes, 9.25%, 01/15/06                                 250,000             252,500
            Prime Hospitality Corp. Sr Sub Notes, 9.75%, 04/01/07                                     250,000             250,000
            Sun International Hotels Ltd. Sr Sub Notes, 9.00%, 03/15/07                               300,000             300,000
            Trump Atlantic City First Mtg. Notes, 11.25%, 05/01/06                                    350,000             314,125
                                                                                                                   ---------------
                                                                                                                        3,921,298
                                                                                                                   ---------------

      METALS & MINING (8.9%)
            AK Steel Corp. Sr Notes, 9.125%, 12/15/06                                                 400,000             412,000
            Armco Inc. Sr Notes, 8.875%, 12/01/08                                                     250,000             255,937
            Armco Inc. Sr Notes, 9.00%, 09/15/07                                                      550,000             562,375
            Centaur Mining Exploration Sr Secured Notes, 11.00%, 12/01/07                             250,000             229,375
            Freeport McMoran C&G Debs., 7.20%, 11/15/26                                               300,000             222,000
            Glencore Nickel Pty Ltd. Sr Secured Bonds, 9.00%, 12/01/14                                250,000             220,000
            Great Central Mines Ltd. Sr Notes, 8.875%, 04/01/08                                       500,000             473,750
            Inland Steel Co. First Mortgage, 7.90%, 01/15/07                                          300,000             291,750
            Kaiser Aluminum & Chemical Corp. Sr Notes, 10.875%, 10/15/06                              175,000             182,000
            LTV Corp. Sr Notes, 8.20%, 09/15/07                                                       500,000             465,000
            National Steel Corp. First Mtg. Bonds, 8.375%, 08/01/06                                   598,000             586,788
            P&L Coal Holdings Sr Sub Notes, 8.875%, 05/15/08                                          500,000             501,250
                                                                                                                   ---------------
                                                                                                                        4,402,225
                                                                                                                   ---------------

      OIL/GAS (7.1%)
            Ferrellgas Partner L.P. Sr Notes, 9.375%, 06/15/06                                        600,000             588,000
            Giant Industries Services Inc. Sr Sub Notes, 9.00%, 09/01/07                              400,000             368,000
            Gulf Canada Resources Ltd. Sr Sub Debs., 9.25%, 01/15/04                                  300,000             305,184
            KCS Energy Inc. Sr Notes, 11.00%, 01/15/03                                                725,000 (4)         435,000
            Newpark Resources Inc. Sr Sub Notes, 8.625%, 12/15/07                                     500,000             480,000
            Nuevo Energy Co. Sr Sub Notes, 9.50%, 04/15/06                                            400,000             396,000
            Tesoro Petroleum Corp. Sr Sub Notes, 9.00%, 07/01/08                                      500,000             486,250

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                         OFFITBANK
                                                    VIF-HIGH YIELD FUND
----------------------------------------------------------------------------------------------------------------------------------
                                 SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)(CONTINUED)
                                                       JUNE 30, 1999

                                                                                                 SHARES OR
                                                                                                 PRINCIPAL             MARKET
                                                                                                  AMOUNT               VALUE
----------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
      OIL/GAS (CONTINUED)
            Trico Marine Services Sr Notes, 8.50%, 08/01/05                                       $   500,000        $    455,000
                                                                                                                   ---------------
                                                                                                                        3,513,434
                                                                                                                   ---------------

      REAL ESTATE & HOME BUILDING (5.2%)
            CB Richard Ellis Sr Sub Notes, 8.875%, 06/01/06                                           500,000             485,000
            Forest City Enterprises Sr Notes, 8.50%, 03/15/08                                         300,000             288,000
            Lennar Corp. Sr Notes, 7.625%, 03/01/09                                                   500,000             480,595
            Rockefeller Center Properties Sr Notes, 0.00%, 12/31/00                                   670,000             546,050
            Tanger Properties L.P. Sr Notes, 7.875%, 10/24/04                                         300,000             280,875
            Toll Corp, 8.00%, 05/01/09                                                                500,000             482,500
                                                                                                                   ---------------
                                                                                                                        2,563,020
                                                                                                                   ---------------

      RETAIL (2.9%)
            Nine West Group Inc. Sr Notes, 8.375%, 08/15/05                                           250,000             255,000
            Petro Stopping Centers Sr Notes, 10.50%, 02/01/07                                         200,000             210,000
            Stater Brothers Sr Notes, 11.00%, 03/01/01                                                250,000             260,000
            Travelcenters of America Inc. Sr Sub Notes, 10.25%, 04/01/07                              400,000             400,000
            Zale Corp. Sr Notes, 8.50%, 10/01/07                                                      300,000             297,000
                                                                                                                   ---------------
                                                                                                                        1,422,000
                                                                                                                   ---------------

      TELECOMMUNICATIONS-WIRELESS (6.1%)
            CCPR Services Inc. Sr Notes, 10.00%, 02/01/07                                             150,000             160,500
            Nextel Communications Sr Discount Notes, 0/9.75%, 10/31/07                                300,000 (2)         210,750
            Nextel Communications Sr Discount Notes, 0/10.65%, 09/15/07                               350,000 (2)         255,500
            Orange PLC (144A), 8.75%, 06/01/06                                                        500,000 (1)         498,750
            Orange PLC Sr Notes, 8.00%, 08/01/08                                                      500,000             477,500
            Paging Network Sr Sub Notes, 10.125%, 08/01/07                                            500,000             385,000
            Price Communications Wireless Sr Notes, 9.125%, 12/15/06                                  500,000             510,000
            Rogers Cantel Inc. Sr Sub Notes, 8.80%, 10/01/07                                          500,000             498,750
                                                                                                                   ---------------
                                                                                                                        2,996,750
                                                                                                                   ---------------

      TELECOMMUNICATIONS-WIRELINE (2.8%)
            Alaska Communications Sr Sub Notes (144A), 9.375%, 05/15/09                               500,000 (1)         481,250
            Flag Limited Sr Notes, 8.25%, 01/30/08                                                    500,000             470,000
            Intermedia Communications Sr Discount Notes, 0/11.25%, 07/15/07                           600,000 (2)         432,000
                                                                                                                   ---------------
                                                                                                                        1,383,250
                                                                                                                   ---------------

      TRANSPORTATION (6.1%)
            Eletson Holdings Inc. First Pfd. Mtg. Notes, 9.25%, 11/15/03                              500,000             475,000
            Eurotunnel Finance Tier 1, 5.28%, 01/15/12                                             10,000,000 (c )(3)   1,304,892
            Navigator Gas Transport First Priority Ship Mtg. Notes (144A), 10.50%, 06/30/07           250,000 (1)         130,000
            Piedmont Aviation Inc. Equipment Trust Certificates, 9.80%, 05/08/04                      261,000             272,093
            Stena AB Sr Notes, 8.75%, 06/15/07                                                        500,000             456,250

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                         OFFITBANK
                                                    VIF-HIGH YIELD FUND
----------------------------------------------------------------------------------------------------------------------------------
                                 SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)(CONTINUED)
                                                       JUNE 30, 1999

                                                                                                 SHARES OR
                                                                                                 PRINCIPAL             MARKET
                                                                                                  AMOUNT               VALUE
----------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
      TRANSPORTATION (CONTINUED)
            United Rentals Inc. Notes (144A), 9.00%, 04/01/09                                     $   400,000 (1)    $    393,000
                                                                                                                   ---------------
                                                                                                                        3,031,235
                                                                                                                   ---------------
      UTILITIES (3.1%)
            AES Corp. Sr Sub Notes, 8.50%, 11/01/07                                                   250,000             235,000
            AES Eastern Energy Pass Through Certs. (144A), 9.00%, 07/02/17                            500,000 (1)         495,000
            Caithness Coso Fund Corp. Sr Secured Notes (144A), 9.05%, 12/15/09                        500,000 (1)         495,000
            Calpine Corp. Sr Notes, 10.50%, 05/15/06                                                  285,000             304,950
                                                                                                                   ---------------
                                                                                                                        1,529,950
                                                                                                                   ---------------

            TOTAL CORPORATE BONDS (COST $49,576,085)                                                                   47,003,202
                                                                                                                   ---------------

PREFERRED STOCK (1.2%)
      HEALTH CARE (1.2%)
            Fresenius Medical Care Capital Trust Pfd.,  9.00%, 12/01/06                                   600             606,000
                                                                                                                   ---------------
            TOTAL PREFERRED STOCK (COST $619,500)                                                                         606,000
                                                                                                                   ---------------

REPURCHASE AGREEMENT (1.6%)
            Bank of New York Repurchase Agreement 4.70%, 07/01/99 (dated
            06/30/99; proceeds $769,901, collateralized by $790,000 U.S.
            Treasury Notes, 6.875%, due 11/15/05, valued at $787,630)                                 769,800             769,800
                                                                                                                   ---------------
            TOTAL REPURCHASE AGREEMENT (COST $769,800)                                                                    769,800
                                                                                                                   ---------------



TOTAL INVESTMENTS (COST $50,965,385) (+)  -- 98.0%                                                                     48,379,002
OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.0%                                                                             972,659
                                                                                                                   ---------------
TOTAL NET ASSETS -- 100.0%                                                                                          $  49,351,661
                                                                                                                   ---------------
                                                                                                                   ---------------


            ----------------------------------------------------------------------------


+ Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

                     Unrealized appreciation                                $         424,742
                     Unrealized depreciation                                       (3,011,125)
                                                                               ----------------
                     Net unrealized depreciation                            $      (2,586,383)
                                                                               ----------------
                                                                               ----------------

    a       Deutsche Mark
    b       Euro
    c       French Franc
    1       Security exempt from registration under Rule 144A of the Securities
            Act of 1933.  These securities may be resold in transctions exempt from registration, normally to qualified institutional buyers.
    2       Step-Up Bond.
    3       Illiquid Security.
    4       Security in default.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      THE OFFITBANK VARIABLE INSURANCE FUND
                           VIF - EMERGING MARKETS FUND
                                  JUNE 30, 1999

--------------------------------------------------------------------------------

 The year-to-date total return of the OFFITBANK VIF Emerging Markets Fund through June 30, 1999 was 8.90%. For the quarter ending June 30, 1999, the Fund generated a total return of 3.47%. As of June 30, 1999, the Fund had a net asset value per share of US $7.80 and a 30 day SEC yield of 13.78%. The Fund is invested solely in dollar-denominated bonds, of which 80% are issued by top-tier Latin American corporations and the remainder are obligations of governments from the region. As of quarter end the allocation across Latin America is approximately as follows: Brazil, 51%; Argentina, 19%; and Mexico, 30%.

The second quarter was dominated by two broad themes: The surprisingly sharp recovery in Brazil; and increasing fears of rising interest rates in the United States.

         I) Despite a traumatic currency devaluation in January, which resulted in a 45% depreciation of the REAL, Brazil has managed to contain inflation to well within 8% per annum, and has moderated the expected economic contraction. This in turn has stabilized the currency and allowed the monetary authorities to lower domestic interest rates dramatically.

         II) As the quarter drew to a close, concern over U.S. interest rate increases began to rise, although the Federal Reserve's decision to raise rates by only 25 basis points and move to a neutral bias has largely ameliorated these concerns.

Looking ahead to the remainder of the year, we believe that the three countries in which we are invested -- Brazil, Mexico, and Argentina -- will continue to offer attractive risk-adjusted returns.

- Mexico continues to enjoy solid growth driven by the export sector and foreign direct investment. Furthermore, Mexico has arranged a US $24 billion external financing facility in order to boost market confidence since its financing needs are backstopped through next year's presidential election.

- In anticipation of the political noise surrounding the upcoming presidential election in Argentina in October and current economic difficulties stemming from Brazil's recession, we have reduced the Fund's exposure to Argentine government bonds. As a result, the Fund's exposure to Argentina is derived mostly from its investments in companies with credit fundamentals that remain solid despite the country's temporary economic difficulties.

- We believe Brazil's better than expected economic performance will continue and that economic growth will reignite in the second half of this year. In our opinion, Brazil currently offers some of the best risk-adjusted return opportunities in all of Emerging Markets.

The Fund's distinctive investment strategy will continue to be invested in top-tier corporate bonds within Latin America which offer attractive value. Our credit selection process is based strictly on rigorous credit discipline focusing on underlying fundamental creditworthiness, as well as the strategic value of these corporate franchises. These dollar-denominated corporate bonds currently offer yields-to-maturity ranging from 12-15%.

Richard M. Johnston                                         Wallace Mathai-Davis
July 15, 1999

                                                      OFFITBANK
                                              VIF-EMERGING MARKETS FUND
-----------------------------------------------------------------------------------------------------------------------
                                    SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
                                                    JUNE 30, 1999

                                                                                       SHARES OR
                                                                                       PRINCIPAL           MARKET
                                                                                        AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (78.8%)
       AUTOMOTIVE (4.7%)
          BRAZIL (4.7%)
             Ford Brasil Ltd, 9.25%, 01/22/07                                          $   330,000       $    293,700
                                                                                                       ---------------
       BUILDING MATERIALS (3.7%)
          MEXICO (3.7%)
             Cemex International Capital L.L.C. (144A), 9.66%, 11/29/49                    250,000 (1)        230,000
                                                                                                       ---------------
       CABLE (3.6%)
          ARGENTINA (3.6%)
             Cablevision S.A., 13.75%, 05/01/09                                            250,000            226,250
                                                                                                       ---------------
       FOOD (8.8%)
          ARGENTINA (4.5%)
             Mastellone Hermanos S.A., 11.75%, 04/01/08                                    400,000            284,000
                                                                                                       ---------------
          BRAZIL (4.3%)
             Arisco Products Alimenticios, 10.75%, 05/22/05                                330,000            270,600
                                                                                                       ---------------
                                                                                                              554,600
                                                                                                       ---------------
       HOTELS & GAMING (3.8%)
          MEXICO (3.8%)
             Grupo Posadas S.A. de CV, 10.375%, 02/13/02                                   250,000            235,120
                                                                                                       ---------------
       INDUSTRIAL (6.8%)
          MEXICO (6.8%)
             Sanluis Corp. S.A., 8.875%, 03/18/08                                          250,000            205,000
             Vicap S.A., 11.375%, 05/15/07                                                 250,000            222,500
                                                                                                       ---------------
                                                                                                              427,500
                                                                                                       ---------------
       INFRASTRUCTURE (2.1%)
          ARGENTINA (2.1%)
             Cia Latino Americana, 11.625%, 06/01/04                                       250,000            130,000
                                                                                                       ---------------
       MANUFACTURING (2.7%)
          MEXICO (2.7%)
             International de Ceramica S.A., 9.75%, 08/01/02                               225,000            168,750
                                                                                                       ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                      OFFITBANK
                                              VIF-EMERGING MARKETS FUND
-----------------------------------------------------------------------------------------------------------------------
                              SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)(CONTINUED)
                                                    JUNE 30, 1999

                                                                                       SHARES OR
                                                                                       PRINCIPAL           MARKET
                                                                                        AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
       MEDIA (7.5%)
          BRAZIL (7.5%)
             Global Communicacoes Participacoes, 10.50%, 12/20/06                      $   270,000       $    195,075
             Global Communicacoes Participacoes, 10.625%, 12/05/08                         100,000             71,000
             RBS Participacoes S.A., 11.00%, 04/01/07                                      300,000            201,000
                                                                                                       ---------------
                                                                                                              467,075
                                                                                                       ---------------
       PACKAGING (3.9%)
          MEXICO (3.9%)
             Grupo Industrial Durango, 12.00%, 07/15/01                                    125,000            121,875
             Grupo Industrial Durango, 12.625%, 08/01/03                                   125,000            120,625
                                                                                                       ---------------
                                                                                                              242,500
                                                                                                       ---------------
       RETAIL (3.8%)
          ARGENTINA (3.8%)
             Disco S.A., 9.875%, 05/15/08                                                  300,000            240,000
                                                                                                       ---------------
       STEEL (10.3%)
          ARGENTINA (2.3%)
             Acindar, 11.25%, 02/15/04                                                     200,000            146,000
                                                                                                       ---------------
          BRAZIL (4.9%)
             CSN Iron S.A., 9.125%, 06/01/07                                               400,000            305,000
                                                                                                       ---------------
          MEXICO (3.1%)
             Hylsa S.A. de CV, 9.25%, 09/15/07                                             250,000            192,500
                                                                                                       ---------------
                                                                                                              643,500
                                                                                                       ---------------
       TELEPHONE COMMUNICATIONS (4.6%)
          MEXICO (4.6%)
             Alestra S.A. de CV (144A), 12.625%, 05/15/09                                  300,000 (1)        285,000
                                                                                                       ---------------
       UTILITIES (12.5%)
          BRAZIL (12.5%)
             Companhia Energia Minas Gerais, 9.125%, 11/18/04                              350,000            308,000
             Companhia Paranaense de Energia, 9.75%, 05/02/05                              300,000            262,500
             SABESP, 10.00%, 07/28/05                                                      275,000            207,625
                                                                                                       ---------------
                                                                                                              778,125
                                                                                                       ---------------
             TOTAL CORPORATE BONDS (COST $5,365,704)                                                        4,922,120
                                                                                                       ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                      OFFITBANK
                                              VIF-EMERGING MARKETS FUND
-----------------------------------------------------------------------------------------------------------------------
                               SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)(CONTINUED)
                                                    JUNE 30, 1999

                                                                                       SHARES OR
                                                                                       PRINCIPAL           MARKET
                                                                                        AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
FOREIGN GOVERNMENTS (18.2%)
       SOVEREIGN DEBT (18.2%)
          ARGENTINA (2.2%)
             Republic of Argentina, 11.00%, 12/04/05                                   $   150,000       $    138,281
                                                                                                       ---------------
          BRAZIL (16.0%)
             Brazil Brady Capitalization Step-Up Bonds, 5.00/8.00%, 04/15/14               233,080 (2)        151,939
             Republic of Brazil, 11.625%, 04/15/04                                         500,000            470,000
             Republic of Brazil EI, Floating Rate Notes, 5.875%, 04/15/06                  475,000 (3)        375,250
                                                                                                       ---------------
                                                                                                              997,189
                                                                                                       ---------------
             TOTAL FOREIGN GOVERNMENTS (COST $1,207,953)                                                    1,135,470
                                                                                                       ---------------


TOTAL INVESTMENTS (COST $6,573,657) (+) -- 97.0%                                                            6,057,590
OTHER ASSETS IN EXCESS OF LIABILITIES -- 3.0%                                                                 184,997
                                                                                                       ---------------
TOTAL NET ASSETS -- 100.0%                                                                               $  6,242,587
                                                                                                       ---------------
                                                                                                       ---------------

            ----------------------------------------------------------------------------

+ Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

                     Unrealized appreciation                       $       157,036
                     Unrealized depreciation                              (673,103)
                                                                    ---------------
                     Net unrealized depreciation                   $      (516,067)
                                                                    ---------------
                                                                    ---------------

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)      Step-Up Bond.
(3)      Interest rate in effect at June 30, 1999.

          Country Diversification (as a percentage of Total Investments):

                     Argentina                                              19.22%
                     Brazil                                                 51.37%
                     Mexico                                                 29.41%
                                                                    ---------------
                                                                           100.00%
                                                                    ---------------
                                                                    ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                   THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                              DJG VALUE EQUITY FUND
                                  JUNE 30, 1999

--------------------------------------------------------------------------------

When 1999 began, we strongly believed that the DJG Value Equity Fund was materially undervalued on both an absolute and relative basis. We knew from our continuing analysis that the stocks the Fund owned were selling at large discounts from their intrinsic economic valuations where management's strategic plan would narrow the gap. Accordingly, we felt that given just a level stock market, we could realize substantial appreciation during 1999, and even more when investors refocused on value stocks.

We are pleased to report that in the first half of this year, particularly during the second quarter, we saw a number of workouts in the Fund holdings coupled with a positive swing in investor sentiment toward value. Consequently, the Fund gained 20.7%, well above the S&P 500 and substantially ahead of the mid cap indices. Some of the large drivers were: Sensormatic Electronics, Navistar, Telephone & Data Systems, Comdisco, Foundation Health Systems and Toys R Us. In addition, we sold a number of positions at substantial profits, including Airtouch, Time Warner, and Raychem.

As we enter the second half of the year, we remain concerned about the market backdrop. Despite some broadening out, the market continues to remain too narrowly focused on large cap growth and technology stocks where valuations are extremely high. In addition, speculation continues rampant in Internet related securities, and, equally disconcerting, many unsophisticated investors are using Internet brokers to gamble in the stock market. All of this suggests trouble when the investment environment becomes less friendly.

Notwithstanding the substantial improvement in valuations to date, a number of the Fund's larger holdings have shown little or no appreciation so far this year. These are: IMC Global, Pittson Brinks, Everest Reinsurance, Dime Bancorp, Comsat and Whitman. In our judgment, the investment premises for these companies remain intact, and we have increased our position during the course of the year. We expect this group of laggards to add value to the Fund before the year ends. In addition, we are continuing to add new ideas to the portfolios.

In sum, we remain cautious about the vulnerability of the stock market to potential adverse events in view of its generally high valuation. In contrast, the Fund's holdings are priced well below general market valuation benchmarks. Thus, relative to the market, we view the risk-reward characteristics of the Fund to be very favorable. On an absolute basis, we believe there remains considerable appreciation potential, which should produce continued good rates of return over time.

Erwin Zeuschner
Portfolio Manager and Principal
David J. Greene and Company, LLC

July 15, 1999

                                                     OFFITBANK
                                               DJG VALUE EQUITY FUND
--------------------------------------------------------------------------------------------------------------------
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
                                                   JUNE 30, 1999

                                                                             SHARES OR
                                                                             PRINCIPAL                 MARKET
                                                                               AMOUNT                  VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (84.0%)
       AGRICULTURE (4.8%)
             AGCO Corp.                                                               5,000             $    56,562
             IMC Global Inc.                                                          3,950                  69,619
                                                                                                 -------------------
                                                                                                            126,181
                                                                                                 -------------------
       AUTOMOTIVE (1.7%)
             General Motors Corp.                                                       700                  46,200
                                                                                                 -------------------
       COMPUTERS (3.4%)
             BancTec, Inc.*                                                           5,000                  89,687
                                                                                                 -------------------
       CONSULTING SERVICES (6.8%)
             Comdisco, Inc.                                                           7,000                 179,375
                                                                                                 -------------------
       ELECTRONICS (4.9%)
             Sensormatic Electronics Corp.*                                           6,000                  83,625
             Varian Semiconductor Equipment Associates, Inc.*                         1,500                  25,500
             Varian, Inc.                                                             1,500                  20,250
                                                                                                 -------------------
                                                                                                            129,375
                                                                                                 -------------------
       FINANCIAL SERVICES (1.5%)
             Dime Bancorp, Inc.                                                       2,000                  40,250
                                                                                                 -------------------
       HEALTH CARE (2.4%)
             McKesson HBOC, Inc.                                                      2,000                  64,250
                                                                                                 -------------------
       HOTELS & GAMING (1.7%)
             International Game Technology, Inc.*                                     2,500                  46,250
                                                                                                 -------------------
       HUMAN RESOURCES (1.7%)
             Olsten Corp.                                                             7,000                  44,187
                                                                                                 -------------------
       INDUSTRIAL (2.9%)
             Westinghouse Air Brake Co.                                               3,000                  77,812
                                                                                                 -------------------
       INSURANCE (3.0%)
             Aetna Inc.                                                                 500                  44,719
             Everest Reinsurance Holdings, Inc.                                       1,100                  35,888
                                                                                                 -------------------
                                                                                                             80,607
                                                                                                 -------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     OFFITBANK
                                               DJG VALUE EQUITY FUND
--------------------------------------------------------------------------------------------------------------------
                             SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)(CONTINUED)
                                                   JUNE 30, 1999

                                                                             SHARES OR
                                                                             PRINCIPAL                 MARKET
                                                                               AMOUNT                  VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
       MANUFACTURING (7.6%)
             Calgon Carbon Corp.                                                      5,000             $    29,688
             Hussmann International, Inc.                                             3,000                  49,688
             Navistar International Corp.                                             1,000                  50,000
             UNOVA, Inc.                                                              4,500                  71,437
                                                                                                 -------------------
                                                                                                            200,813
                                                                                                 -------------------
       MEDICAL PRODUCTS & SERVICES (3.1%)
             Foundation Health Systems, Inc. - Class A*                               3,000                  45,000
             Varian Medical Systems, Inc.                                             1,500                  37,875
                                                                                                 -------------------
                                                                                                             82,875
                                                                                                 -------------------
       METALS & MINING (1.0%)
              McMoRan Exploration Co.*                                                1,135                  25,183
                                                                                                 -------------------
       OFFICE MACHINES (3.0%)
             Harris Corp.                                                             2,000                  78,375
                                                                                                 -------------------
       RETAIL (12.5%)
             Albertson's, Inc.                                                        1,575                  81,211
             Footstar, Inc.*                                                          3,500                 130,156
             HomeBase, Inc.*                                                          5,800                  36,613
             Toys 'R' Us, Inc.*                                                       4,000                  82,750
                                                                                                 -------------------
                                                                                                            330,730
                                                                                                 -------------------
       SECURITY SERVICES (3.0%)
             Pittston Brink's Group                                                   3,000                  80,250
                                                                                                 -------------------
       TELECOMMUNICATIONS (11.3%)
             COMSAT Corp.                                                             2,500                  81,250
             Telephone & Data Systems, Inc.                                           3,000                 219,188
                                                                                                 -------------------
                                                                                                            300,438
                                                                                                 -------------------
       TRANSPORTATION (6.4%)
             Ryder System, Inc.                                                       3,500                  91,000
             GATX Corp.                                                               2,000                  76,125
                                                                                                 -------------------
                                                                                                 -------------------
                                                                                                            167,125
                                                                                                 -------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     OFFITBANK
                                               DJG VALUE EQUITY FUND
--------------------------------------------------------------------------------------------------------------------
                             SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)(CONTINUED)
                                                   JUNE 30, 1999

                                                                             SHARES OR
                                                                             PRINCIPAL                 MARKET
                                                                               AMOUNT                  VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
       WHOLESALE DISTRIBUTION (1.3%)
          Whitman Corp.                                                               2,000            $     36,000
                                                                                                 -------------------
             TOTAL COMMON STOCKS (COST $1,885,546)                                                        2,225,963
                                                                                                 -------------------
RIGHTS/WARRANTS (0.0%)
       AGRICULTURE (0.0%)
             IMC Global Inc.                                                            500                     281
                                                                                                 -------------------
             TOTAL RIGHTS/WARRANTS (COST $0)                                                                    281
                                                                                                 -------------------
MONEY MARKET FUND (16.1%)
             Bank of New York Cash Reserve                                      $   425,762                 425,762
                                                                                                 -------------------
             TOTAL MONEY MARKET FUND (COST $425,762)                                                        425,762
                                                                                                 -------------------


TOTAL INVESTMENTS (COST $2,311,308) (+) -- 100.1%                                                         2,652,006
LIABILITIES IN EXCESS OF OTHER ASSETS (0.1%)                                                                 (1,258)
                                                                                                 -------------------
TOTAL NET ASSETS -- 100.0%                                                                              $ 2,650,748
                                                                                                 -------------------
                                                                                                 -------------------


             ------------------------------------------------


+ Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

                     Unrealized appreciation           $           483,287
                     Unrealized depreciation                      (142,589)
                                                        -------------------
                     Net unrealized appreciation       $           340,698
                                                        -------------------
                                                        -------------------

*         Denotes non-income producing security

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      THE OFFITBANK VARIABLE INSURANCE FUND
                            VIF - U.S. SMALL CAP FUND
                                  JUNE 30, 1999

--------------------------------------------------------------------------------

After a less than stellar start in 1999, U.S. small capitalization equities rebounded strongly in the second quarter. The Russell 2000 Index rose 15.5% versus a 7.1% gain for the S&P 500 Index, marking the first time small capitalization equities have outperformed their larger capitalization brethren since the third quarter of 1997. In spite of the strong second quarter, U.S. small capitalization equities are still trailing U.S. large capitalization equities for the year to date. For the six months ending June 30, 1999, the Russell 2000 Index rose 9.3% while the S&P 500 Index gained 12.4%.

We are pleased to report that The OFFITBANK VIF U.S. Small Cap Fund rose 21.4% for the quarter, net of fees and expenses, and 19.2% for the year to date through June 30, 1999, providing very strong performance on both an absolute and relative basis. The Russell 2000 Index for the same time periods rose only 15.5% and 9.3%, respectively.

The portfolio was, and continues to be, overweighted relative to the Russell 2000 Index in the technology, health care and utility sectors. This, along with our stock selection, added to the portfolio's outperformance. Health care was the best performing sector for the Fund during the quarter, rising almost 44%. The portfolio's technology holdings rose 16% but lagged the Russell 2000 Index's technology sector which returned 21%. The ten best performing stocks* for the quarter represented all industries/sectors across the board -- among these were Echostar (utilities) which was up 88%, Unilab (health care) +87%, Kronos (technology) +85% and BancTec (financial services) +46%.

We added four new companies to the portfolio during the second quarter. Two of them, Newpark Resources and Computer Task Group, have been held previously at much higher prices. Computer Task Group, an IT consulting firm, has seen its top line growth slow as customers delay the implementation of new software solutions until Y2K issues have been resolved. Computer Task Group consciously kept Y2K business to less than 15% of their total revenue, declining to build up resources for business they expected to be short lived. Newpark Resources, an oil services company, has suffered along with others in the oil industry as depressed oil and gas prices have severely affected business. Now, with oil prices up significantly over the last couple of months, we expect to see an improvement in the share price. Sunrise Assisted Living, a new purchase, is one of the largest providers of assisted living facilities in the U.S. Although growing at greater than 25%, the stock is down significantly from its high. Several companies in the industry have faltered and Sunrise's stock has been taken down in sympathy. As Sunrise continues to post good earnings, we expect to see it distinguish itself from others in the industry. WESCO International, Inc., a leading North American distributor of electrical products and other industrial MRO (maintenance, repair, and operating) products and procurement outsourcing services, was also purchased. WESCO is well positioned to increase its leading market share of the fragmented and rapidly consolidating electrical products distribution market.

Earlier this year, a tender offer was made for one of our holdings, Platinum Technology. Because many of the companies had valuations that were so compelling, we expected to see a number of similar transactions occurring in the near future. This has come to fruition. In late May, Unilab announced its intention to merge with a private investment company. Our shares are being bought out at $5.85, a 20% premium to the price prior to its announcement and 225% above our average cost of $1.80. In April, Welsh, Carson, Anderson & Stowe, a private investment firm, announced its offer of $18.50 for all BancTec shares, a premium of 42% over its then current price. We expect both deals to close over the next few months. In June we received the proceeds from AT&T's buyout of Vanguard Cellular. We received both AT&T stock and cash in the transaction. Although we will not be keeping the AT&T stock, it was still held in the portfolio at quarter end.

Interest in U.S. small capitalization stocks has picked up. In June, for the first time in over a year, fund flows into aggressive small capitalization mutual funds were positive -- although in July this number again turned negative. In spite of relative valuations for U.S. small capitalization stocks which remain at near-record lows, investor interest in this asset class remains less than enthusiastic. We continue to believe that there remains real value in small capitalization equities.

Rockefeller & Co.
July 15, 1999

--------------------------------------
* Ranked according to weighted return.

                                                   OFFITBANK
                                            VIF-U.S. SMALL CAP FUND
-----------------------------------------------------------------------------------------------------------------
                                  SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
                                                 JUNE 30, 1999

                                                                                SHARES OR
                                                                                PRINCIPAL             MARKET
                                                                                  AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (92.7%)
      AUTOMOBILE PARTS  (2.4%)
            Exide Corp.                                                                2,410         $    35,547
                                                                                                  ---------------
      BANKING (4.3%)
            Cohoes Bancorp, Inc.                                                       1,800              21,600
            PBOC Holdings, Inc.*                                                       2,000              20,000
            Virginia Capital Bancshares, Inc.                                          1,500              22,875
                                                                                                  ---------------
                                                                                                          64,475
                                                                                                  ---------------
      BUILDING/CONSTRUCTION (1.7%)
            Dal-Tile International, Inc.*                                              2,165              24,627
                                                                                                  ---------------
      COMMERCIAL SERVICES (2.4%)
            Iron Mountain, Inc.*                                                       1,255              35,924
                                                                                                  ---------------
      COMPUTERS (12.3%)
            BancTec, Inc.*                                                             1,458              26,153
            Computer Task Group, Inc.                                                    170               2,898
            Integrated Systems, Inc.*                                                  2,860              33,605
            Kronos, Inc.*                                                              1,327              60,378
            Sykes Enterprises, Inc.*                                                   1,850              61,744
                                                                                                  ---------------
                                                                                                         184,778
                                                                                                  ---------------
      DATA PROCESSING (7.7%)
            Information Resources, Inc.*                                               2,030              17,762
            Network Appliance, Inc.*                                                     730              40,789
            Object Design, Inc.*                                                       6,220              24,102
            Sterling Software, Inc.*                                                   1,240              33,092
                                                                                                  ---------------
                                                                                                         115,745
                                                                                                  ---------------
      ELECTRICAL EQUIPMENT (1.6%)
            Wesco International, Inc.*                                                 1,182              24,231
                                                                                                  ---------------
      ELECTRONICS (7.8%)
            Amkor Technology, Inc.*                                                    5,300              54,325
            Mentor Graphics Corp.*                                                     3,580              45,869
            Microsemi Corp.*                                                           1,740              16,313
                                                                                                  ---------------
                                                                                                         116,507
                                                                                                  ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                   OFFITBANK
                                            VIF-U.S. SMALL CAP FUND
-----------------------------------------------------------------------------------------------------------------
                            SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)(CONTINUED)
                                                 JUNE 30, 1999

                                                                                SHARES OR
                                                                                PRINCIPAL             MARKET
                                                                                  AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
      FINANCIAL SERVICES (10.6%)
            The BISYS Group, Inc.*                                                       750            $ 43,875
            DVI, Inc.*                                                                 1,820              31,168
            Financial Federal Corp.*                                                   1,502              33,044
            Franchise Mortgage Acceptance Co.*                                         3,000              26,250
            Imperial Credit Industries, Inc.*                                          1,000               7,094
            Warwick Community Bancorp, Inc.                                            1,400              17,850
                                                                                                  ---------------
                                                                                                         159,281
                                                                                                  ---------------
      HEALTH SERVICES/HEALTHCARE (11.2%)
            ADAC Laboratories                                                          1,320               9,570
            Healthcare Services Group, Inc.                                            2,825              27,544
            Sunrise Assisted Living, Inc.*                                               790              27,551
            Trex Medical Corp.*                                                        4,300              25,800
            Unilab Corp.*                                                             13,000              78,000
                                                                                                  ---------------
                                                                                                         168,465
                                                                                                  ---------------
      MANUFACTURING (2.1%)
            Windmere-Durable Holdings, Inc.                                            1,900              32,063
                                                                                                  ---------------
      OIL & GAS EXPLORATION (3.8%)
            Newpark Resources, Inc.*                                                   1,000               8,875
            Range Resources Corp.                                                      3,110              19,049
            Rio Alto Exploration Ltd.*                                                 1,900 (a)          28,114
                                                                                                  ---------------
                                                                                                          56,038
                                                                                                  ---------------
      RETAIL (1.9%)
            Buffets, Inc.*                                                             2,420              27,830
                                                                                                  ---------------
      SAFETY SERVICES (1.4%)
            Rural/Metro Corp.*                                                         2,200              21,175
                                                                                                  ---------------
      SERVICES - ADVERTISING (2.5%)
            Getty Images, Inc.*                                                        2,000              37,750
                                                                                                  ---------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                   OFFITBANK
                                            VIF-U.S. SMALL CAP FUND
-----------------------------------------------------------------------------------------------------------------
                            SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)(CONTINUED)
                                                 JUNE 30, 1999

                                                                                SHARES OR
                                                                                PRINCIPAL             MARKET
                                                                                  AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
      TECHNOLOGY (4.3%)
            Nielsen Media Research, Inc.                                               1,800         $    52,650
            Telescan, Inc.*                                                              500              12,156
                                                                                                  ---------------
                                                                                                          64,806
                                                                                                  ---------------
      TELECOMMUNICATIONS (14.7%)
            Billing Concepts Corp.*                                                    2,500              27,969
            EchoStar Communications Corp.- Class A*                                      650              99,734
            Pacific Gateway Exchange, Inc.*                                              510              14,854
            Primus Telecommunications Group, Inc.*                                     2,123              47,635
            RSL Communications, Ltd.- Class A*                                         1,540              29,741
                                                                                                  ---------------
                                                                                                         219,933
                                                                                                  ---------------
            TOTAL COMMON STOCKS (COST $1,175,585)                                                      1,389,175
                                                                                                  ---------------
MONEY MARKET FUND (7.5%)
            Bank of New York Cash Reserve                                        $   111,744             111,744
                                                                                                  ---------------
            TOTAL MONEY MARKET FUND (COST $111,744)                                                      111,744
                                                                                                  ---------------


TOTAL INVESTMENTS (COST $1,287,329) (+) -- 100.2%                                                      1,500,919
LIABILITIES IN EXCESS OF OTHER ASSETS (0.2%)                                                              (3,249)
                                                                                                  ---------------
TOTAL NET ASSETS -- 100.0%                                                                           $ 1,497,670
                                                                                                  ---------------
                                                                                                  ---------------


            -------------------------------------------------------

+ Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

                     Unrealized appreciation                 $       395,903
                     Unrealized depreciation                        (182,313)
                                                              ---------------
                     Net unrealized appreciation             $       213,590
                                                              ---------------
                                                              ---------------

*        Denotes non-income producing security.
(a)      Canadian Dollar.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      THE OFFITBANK VARIABLE INSURANCE FUND
                             VIF - TOTAL RETURN FUND
                                  JUNE 30, 1999

--------------------------------------------------------------------------------

The total return of the VIF Total Return Fund was (1.87%) for the first six months of 1999. This compares with a return of (1.37%) for the Lehman Aggregate Bond Index. The Fund's 30 day SEC yield at quarter end was 5.59%.

The investments in the Fund are 38% U.S. Treasurys, 22% Mortgage Pass-Thru Securities, 32% High Yield Corporates, and 8% Cash Equivalents. The average maturity of the Fund is approximately 6.1 years and the duration is 4.4 years.

Looking forward, we believe that the Federal Reserve will remain committed to domestic price stability and that this will limit increases in bond yields from current levels. Also, as discussed in our June Research Note, FED POLICY FOCUS:
DOMESTIC OR Global?, we believe that current bond yields sufficiently discount higher rates in the future so as to make the market attractive.

While we expect Fed actions to cushion the current bear market in bonds, we are not yet prepared to significantly increase portfolio sensitivity to changes in interest rates. The U.S. economy remains solid while Japan and Germany are showing tentative signs of recovery. Should global economic growth strengthen appreciably, interest rates could rise in this country, even in the absence of inflation.

In sum, we view interest rate risk as now being balanced. Therefore, the duration of the portfolio is neutral to the market.

Jack D. Burks
July 15, 1999

                                                       OFFITBANK
                                                 VIF-TOTAL RETURN FUND
------------------------------------------------------------------------------------------------------------------------
                                     SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
                                                     JUNE 30, 1999

                                                                                     SHARES OR
                                                                                     PRINCIPAL              MARKET
                                                                                      AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (7.1%)
            Federal Home Loan Mortgage Corporation, Gold Pool #E70611, 6.00%,          $    89,627          $    86,518
            06/01/13                                                                                    ----------------
            TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (COST $88,961)                                          86,518
                                                                                                        ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (7.8%)
            Federal National Mortgage Association, Gold Pool # 479157, 6.00%,               98,460               95,045
            01/01/14                                                                                    ----------------
            TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (COST $98,779)                                           95,045
                                                                                                        ----------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (6.3%)
            Government National Mortgage Association, Pool #474218, 6.00%, 05/15/13         79,480               76,797
                                                                                                        ----------------
            TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (COST $79,588)                                        76,797
                                                                                                        ----------------
MUTUAL FUND (30.8%)
            OFFITBANK VIF-High Yield Fund                                                   37,183              374,803
                                                                                                        ----------------
            TOTAL MUTUAL FUND (COST $398,855)                                                                   374,803
                                                                                                        ----------------
U.S. TREASURY NOTES (37.3%)
            Notes, 5.875%, 11/15/05                                                        175,000              174,462
            Notes, 6.50%, 10/15/06                                                         270,000              278,640
                                                                                                        ----------------
            TOTAL U.S. TREASURY NOTES (COST $478,495)                                                           453,102
                                                                                                        ----------------
MONEY MARKET FUND (7.6%)
            Bank of New York Cash Reserve                                                   92,921               92,921
                                                                                                        ----------------
            TOTAL MONEY MARKET FUND (COST $92,921)                                                               92,921
                                                                                                        ----------------


TOTAL INVESTMENTS (COST $1,237,599)(+)  -- 96.9%                                                              1,179,186
OTHER ASSETS IN EXCESS OF LIABILITIES -- 3.1%                                                                    37,291

                                                                                                        ----------------
TOTAL NET ASSETS -- 100.0%                                                                                 $  1,216,477
                                                                                                        ----------------
                                                                                                        ----------------


            -------------------------------------------------------

+ Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

                     Unrealized appreciation                    $              -
                     Unrealized depreciation                             (58,413)
                                                                 ----------------
                     Net unrealized depreciation                $        (58,413)
                                                                 ----------------
                                                                 ----------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      THE OFFITBANK VARIABLE INSURANCE FUND
                      VIF - U.S. GOVERNMENT SECURITIES FUND
                                  JUNE 30, 1999

--------------------------------------------------------------------------------

The total return of the VIF U.S. Government Securities Fund has been (1.10%) since the inception on April 1, 1999. This compares with a return of (1.10%) for the Merrill Lynch 5 Year Treasury Index. The Fund's 30 day SEC yield at quarter end was 5.45%.

The investments in the Fund are in U.S. Treasury and U.S. Agency securities. The average maturity of the Fund is approximately 5.3 years and the duration is 4.1 years.

Looking forward, we believe that the Federal Reserve will remain committed to domestic price stability and that this will limit increases in bond yields from current levels. Also, as discussed in our June Research Note, FED POLICY FOCUS:
DOMESTIC OR GLOBAL?, we believe that current bond yields sufficiently discount higher rates in the future so as to make the market attractive.

While we expect Fed actions to cushion the current bear market in bonds, we are not yet prepared to significantly increase portfolio sensitivity to changes in interest rates. The U.S. economy remains solid while Japan and Germany are showing tentative signs of recovery. Should global economic growth strengthen appreciably, interest rates could rise in this country, even in the absence of inflation.

In sum, we view interest rate risk as now being balanced. Therefore, the duration of the portfolio is neutral to the market.

Jack D. Burks
July 15, 1999

                                                   OFFITBANK
                                       VIF-U.S. GOVERNMENT SECURITIES FUND
---------------------------------------------------------------------------------------------------------------------------
                                  SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
                                                 June 30, 1999

                                                                                         SHARES OR
                                                                                         PRINCIPAL              MARKET
                                                                                           AMOUNT               VALUE
---------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK (4.9%)
          Federal Home Loan Bank, Discount Notes, 4.60%, 07/01/99                            $ 800,000           $ 800,000
                                                                                                           ----------------
          TOTAL FEDERAL HOME LOAN BANK (COST $800,000)                                                             800,000
                                                                                                           ----------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (9.9%)
      Federal Home Loan Mortgage Corp., 5.00%, 02/15/01                                      1,645,000           1,627,789
                                                                                                           ----------------
      TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (COST $1,635,481)                                             1,627,789
                                                                                                           ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (9.8%)
      Federal National Mortgage Association, 5.625%, 03/15/01                                1,620,000           1,617,377
                                                                                                           ----------------
      TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (COST $1,628,233)                                              1,617,377
                                                                                                           ----------------
U.S. TREASURY NOTES (73.8%)
            Inflation Indexed Notes, 3.875%, 01/15/09                                          800,000             801,608
            Notes, 5.75%, 10/31/02                                                             800,000             800,407
            Notes, 5.75%, 04/30/03                                                             900,000             898,696
            Notes, 5.875%, 11/15/05                                                          3,160,000           3,150,294
            Notes, 6.25%, 02/15/07                                                             755,000             769,108
            Notes, 7.00%, 07/15/06                                                           2,380,000           2,520,429
            Notes, 6.50%, 10/15/06                                                           3,085,000           3,183,720
                                                                                                           ----------------
            TOTAL U.S. TREASURY NOTES (COST $12,353,105)                                                        12,124,262
                                                                                                           ----------------
MONEY MARKET FUND (0.2%)
            Bank of New York Cash Reserve                                                       36,941              36,941
                                                                                                           ----------------
            TOTAL MONEY MARKET FUND (COST $36,941)                                                                  36,941
                                                                                                           ----------------
TOTAL INVESTMENTS (COST $16,453,760)(+) -- 98.6%                                                                16,206,369
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.4%                                                                      227,699
                                                                                                           ----------------
TOTAL NET ASSETS -- 100.0%                                                                                    $ 16,434,068
                                                                                                           ----------------
                                                                                                           ----------------

+ Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

                     Unrealized appreciation                                    $ 1,885
                     Unrealized depreciation                                   (249,276)
                                                                        ----------------
                     Net unrealized depreciation                             $ (247,391)
                                                                        ----------------
                                                                        ----------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE OFFITBANK VARIABLE INSURANCE FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 1999

---------------------------------------------------------------------------------------------------------------------------
                                                                              VIF               VIF               DJG
                                                                              HIGH            EMERGING           VALUE
                                                                           YIELD FUND       MARKETS FUND       EQUITY FUND
                                                                        ----------------  ----------------  ----------------
Assets:
Investments, at market  value (1)..................................       $ 48,379,002       $ 6,057,590       $ 2,652,006
Cash...............................................................                -              29,072               -
Receivable from adviser............................................                -                 -               4,675
Interest and dividends receivable .................................            998,643           160,028             1,718
Receivable for investment securities sold..........................                -             434,290               -
Deferred organization expenses.....................................             24,363            30,189             4,945
Unrealized appreciation on open forward currency contracts (Note 2)             34,028               -                 -
Prepaid expenses and other assets..................................              1,410                22               123
                                                                        ----------------  ----------------  ----------------
          Total Assets.............................................         49,437,446         6,711,191         2,663,467
                                                                        ----------------  ----------------  ----------------

LIABILITIES:
Payable for investment securities purchased........................                 -            445,382               -
Investment advisory fees payable...................................             27,097               -                 -
Professional fees payable..........................................             41,936            17,935             9,652
Administration fees payable........................................              3,817               -                 -
Transfer agent fees payable........................................              2,470             2,463             2,346
Fund accounting fees payable.......................................              1,250               -                 -
Other payables and accrued expenses................................              9,215             2,824               721
                                                                        ----------------  ----------------  ----------------
       Total Liabilities...........................................             85,785           468,604            12,719
                                                                        ----------------  ----------------  ----------------
NET ASSETS.........................................................       $ 49,351,661       $ 6,242,587       $ 2,650,748
                                                                        ----------------  ----------------  ----------------
                                                                        ----------------  ----------------  ----------------

Net Assets consist of:
   Shares of capital stock, $0.001 par value per share.............            $ 4,897             $ 800             $ 184
   Additional paid-in capital......................................         51,627,649         8,100,124         1,987,683
   Distributions in excess of net investment income................                -                 (17)              -
   Accumulated undistributed net investment income.................              2,758                -             6,437
   Accumulated undistributed net realized gains (loss) on
        investments and foreign currency transactions..............            269,298        (1,342,253)          315,746
   Net unrealized appreciation (depreciation) of investment
        and foreign currency transactions..........................         (2,552,941)         (516,067)          340,698
                                                                        ----------------  ----------------  ----------------
NET ASSETS.........................................................       $ 49,351,661       $ 6,242,587       $ 2,650,748
                                                                        ----------------  ----------------  ----------------
                                                                        ----------------  ----------------  ----------------

SHARES OF CAPITAL STOCK OUTSTANDING................................          4,897,064           800,208           184,312
                                                                        ----------------  ----------------  ----------------
                                                                        ----------------  ----------------  ----------------
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)..........            $ 10.08            $ 7.80           $ 14.38
                                                                        ----------------  ----------------  ----------------
                                                                        ----------------  ----------------  ----------------
(1) Investments at cost............................................       $ 50,965,385       $ 6,573,657       $ 2,311,308

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE OFFITBANK VARIABLE INSURANCE FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)(CONTINUED)
JUNE 30, 1999

---------------------------------------------------------------------------------------------------------------------------
                                                                              VIF               VIF             VIF U.S.
                                                                           U.S. SMALL       TOTAL RETURN       GOVERNMENT
                                                                            CAP FUND            FUND         SECURITIES FUND
                                                                        ----------------  ----------------  ----------------
ASSETS:
Investments, at market value (1)...................................        $ 1,500,919       $ 1,179,186      $ 16,206,369
Receivable from adviser............................................              8,040               -                 -
Interest and dividends receivable..................................                397             8,877           250,228
Deferred organization expenses.....................................              4,945            45,136               -
Prepaid expenses and other assets..................................                 87               -                 121
                                                                        ----------------  ----------------  ----------------
     Total Assets..................................................          1,514,388         1,233,199        16,456,718
                                                                        ----------------  ----------------  ----------------

LIABILITIES:
Payable for investment securities purchased........................              3,415               -                  -
Investment advisory fees payable...................................                -               2,698             3,634
Payable for capital shares redeemed................................                -                 -               8,656
Professional fees payable..........................................              9,143            11,097             9,097
Transfer agent fees payable........................................              2,372             2,292             1,263
Other payables and accrued expenses................................              1,788               635               -
                                                                        ----------------  ----------------  ----------------
        Total Liabilities..........................................             16,718            16,722            22,650
                                                                        ----------------  ----------------  ----------------
NET ASSETS.........................................................        $ 1,497,670       $ 1,216,477      $ 16,434,068
                                                                        ----------------  ----------------  ----------------
                                                                        ----------------  ----------------  ----------------
Net Assets consist of:
   Shares of capital stock, $0.001 par value per share.............              $ 111             $ 122           $ 1,662
   Additional paid-in capital......................................          1,182,622         1,217,789        16,587,289
   Accumulated undistributed net investment income (loss)..........             (7,540)           60,788           151,995
   Accumulated undistributed net realized gains (loss) on
      investments and foreign currency transactions................            108,887            (3,809)          (59,487)
   Net unrealized appreciation (depreciation) of investment
      and foreign currency transactions............................            213,590           (58,413)         (247,391)
                                                                        ----------------  ----------------  ----------------
NET ASSETS.........................................................        $ 1,497,670       $ 1,216,477      $ 16,434,068
                                                                        ----------------  ----------------  ----------------
                                                                        ----------------  ----------------  ----------------

SHARES OF CAPITAL STOCK OUTSTANDING................................            110,760           121,910         1,661,636
                                                                        ----------------  ----------------  ----------------
                                                                        ----------------  ----------------  ----------------
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)..........            $ 13.52            $ 9.98            $ 9.89
                                                                        ----------------  ----------------  ----------------
                                                                        ----------------  ----------------  ----------------
(1) Investments at cost............................................        $ 1,287,329       $ 1,237,599      $ 16,453,760

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE OFFITBANK VARIABLE INSURANCE FUND, INC.
STATEMENT OF OPERATIONS  - (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 1999

---------------------------------------------------------------------------------------------------------------------------
                                                                              VIF               VIF               DJG
                                                                             HIGH             EMERGING           VALUE
                                                                          YIELD FUND        MARKETS FUND       EQUITY FUND
                                                                        ----------------  ----------------  ----------------
INVESTMENT INCOME:

Interest...........................................................        $ 2,157,482         $ 390,711             $ -
Dividends..........................................................              1,429               -              15,215
                                                                        ----------------  ----------------  ----------------
       Total investment income.....................................          2,158,911           390,711            15,215
                                                                        ----------------  ----------------  ----------------

EXPENSES:

Advisory ..........................................................            196,246            25,397             9,233
Administration  ...................................................             28,901             3,533             1,445
Amortization of organization expenses..............................              7,244             7,229               936
Custody ...........................................................              6,655             2,170               133
Fund accounting ...................................................              7,500             7,500             7,500
Professional ......................................................             46,259            18,600            11,126
Transfer agent ....................................................              9,696             9,591             9,469
Miscellaneous .....................................................             28,578             3,145             1,938
                                                                        ----------------  ----------------  ----------------
       Total expenses before waivers/reimbursements................            331,079            77,165            41,780
       Less expenses waived/reimbursed.............................            (65,570)          (34,836)          (27,353)
                                                                        ----------------  ----------------  ----------------
             Net expenses..........................................            265,509            42,329            14,427
                                                                        ----------------  ----------------  ----------------
NET INVESTMENT INCOME..............................................          1,893,402           348,382               788
                                                                        ----------------  ----------------  ----------------

REALIZED AND UNREALIZED GAINS (LOSS) ON INVESTMENTS:

    Net realized gains on investment and foreign currency
       transactions................................................             41,225            18,498           204,875
    Net change in unrealized appreciation (depreciation) of
       investment and foreign currency transactions................         (1,581,221)          114,354           242,425
                                                                        ----------------  ----------------  ----------------
NET REALIZED AND UNREALIZED GAINS (LOSS) ON INVESTMENTS............         (1,539,996)          132,852           447,300
                                                                        ----------------  ----------------  ----------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................          $ 353,406         $ 481,234         $ 448,088
                                                                        ----------------  ----------------  ----------------
                                                                        ----------------  ----------------  ----------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE OFFITBANK VARIABLE INSURANCE FUND, INC.
STATEMENT OF OPERATIONS  - (UNAUDITED)(CONTINUED)
FOR THE SIX MONTHS ENDED JUNE 30, 1999

---------------------------------------------------------------------------------------------------------------------------
                                                                              VIF               VIF             VIF U.S.
                                                                           U.S. SMALL       TOTAL RETURN       GOVERNMENT
                                                                            CAP FUND           FUND          SECURITIES FUND
                                                                        ----------------  ----------------  ----------------
INVESTMENT INCOME:
Interest...........................................................              $ 990          $ 36,567         $ 165,553
Dividends..........................................................                804               945             5,082
                                                                        ----------------  ----------------  ----------------
     Total Investment Income.......................................              1,794            37,512           170,635
                                                                        ----------------  ----------------  ----------------

EXPENSES:
Advisory...........................................................              6,222             4,941            10,872
Administration.....................................................                779               772             3,883
Amortization of organization expenses..............................                936             5,597               -
Custody............................................................              3,159                57               191
Fund accounting....................................................              7,500             7,500             3,750
Professional.......................................................             10,498            10,128            12,188
Transfer agent.....................................................              9,486             9,137             4,500
Miscellaneous......................................................              1,910               705             1,442
                                                                        ----------------  ----------------  ----------------
     Total expenses before waivers/reimbursements..................             40,490            38,837            36,826
     Less expenses waived/reimbursed...............................            (31,156)          (33,897)          (18,186)
                                                                        ----------------  ----------------  ----------------
        Net expenses...............................................              9,334             4,940            18,640
                                                                        ----------------  ----------------  ----------------
NET INVESTMENT INCOME (LOSS).......................................             (7,540)           32,572           151,995
                                                                        ----------------  ----------------  ----------------

REALIZED AND UNREALIZED GAINS (LOSS) ON INVESTMENTS:

   Net realized gains (loss) on investment and foreign currency
      transactions                                                              89,521            (5,844)          (59,487)
   Net change in unrealized appreciation (depreciation) of
      investment and foreign currency transactions.................            154,688           (49,177)         (247,391)
                                                                        ----------------  ----------------  ----------------
NET REALIZED AND UNREALIZED GAINS (LOSS) ON INVESTMENTS............            244,209           (55,021)         (306,878)
                                                                        ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........          $ 236,669         $ (22,449)       $ (154,883)
                                                                        ----------------  ----------------  ----------------
                                                                        ----------------  ----------------  ----------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE OFFITBANK VARIABLE INSURANCE FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)(CONTINUED)

                                                                                               VIF - HIGH YIELD FUND
                                                                                 --------------------------------------------------
                                                                                       FOR THE SIX
                                                                                       MONTHS ENDED              FOR THE NINE
                                                                                      JUNE 30, 1999              MONTHS ENDED
                                                                                       (UNAUDITED)                 12/31/98
                                                                                 --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income.........................................................       $ 1,893,402               $ 2,539,442
   Net realized gains (loss) on investment and foreign currency transactions ....            41,225                   223,896
   Net change in unrealized appreciation (depreciation) of investments and
      foreign currency transactions .............................................        (1,581,221)               (2,312,290)
                                                                                 -----------------------    -----------------------
    Net increase (decrease) in net assets resulting from operations .............           353,406                   451,048
                                                                                 -----------------------    -----------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ........................................................        (1,893,402)               (2,539,442)
   Excess of net investment income ..............................................               -                     (42,172)
   Net realized gains ...........................................................               -                    (199,784)
                                                                                 -----------------------    -----------------------
      Total dividends and distributions to shareholders .........................        (1,893,402)               (2,781,398)
                                                                                 -----------------------    -----------------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued ..................................................         4,840,470                18,295,737
   Dividends reinvested .........................................................         1,880,742                 2,989,391
   Cost of shares redeemed ......................................................          (183,669)               (6,275,630)
                                                                                 -----------------------    -----------------------
      Net increase in net assets from capital share transactions ................         6,537,543                15,009,498
                                                                                 -----------------------    -----------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .........................................         4,997,547                12,679,148

NET ASSETS:
   Beginning of period ..........................................................        44,354,114                31,674,966
                                                                                 -----------------------    -----------------------
   End of Period ................................................................      $ 49,351,661              $ 44,354,114
                                                                                 -----------------------    -----------------------
                                                                                 -----------------------    -----------------------

                                                                                          VIF - EMERGING MARKETS FUND
                                                                                 --------------------------------------------------
                                                                                        FOR THE SIX
                                                                                       MONTHS ENDED              FOR THE NINE
                                                                                       JUNE 30, 1999             MONTHS ENDED
                                                                                        (UNAUDITED)                12/31/98
                                                                                 --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income........................................................          $ 348,382                 $ 456,371
   Net realized gains (loss) on investment and foreign currency transactions ...             18,498                (1,370,776)
   Net change in unrealized appreciation (depreciation) of investments and
      foreign currency transactions ............................................            114,354                  (750,669)
                                                                                 -----------------------    -----------------------
    Net increase (decrease) in net assets resulting from operations ............            481,234                (1,665,074)
                                                                                 -----------------------    -----------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income .......................................................           (348,382)                 (456,371)
   Excess of net investment income .............................................                -                     (41,459)
   Net realized gains ..........................................................                -                     (52,829)
                                                                                 -----------------------    -----------------------
      Total dividends and distributions to shareholders ........................           (348,382)                 (550,659)
                                                                                 -----------------------    -----------------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued .................................................            217,981                 3,688,615
   Dividends reinvested ........................................................            346,134                   673,517
   Cost of shares redeemed .....................................................            (29,018)               (2,351,293)
                                                                                 -----------------------    -----------------------
      Net increase in net assets from capital share transactions ...............            535,097                 2,010,839
                                                                                 -----------------------    -----------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ........................................            667,949                  (204,894)

NET ASSETS:
   Beginning of period .........................................................          5,574,638                 5,779,532
                                                                                 -----------------------    -----------------------
   End of Period ...............................................................        $ 6,242,587               $ 5,574,638
                                                                                 -----------------------    -----------------------
                                                                                 -----------------------    -----------------------

                                                                                                DJG VALUE EQUITY FUND
                                                                                 --------------------------------------------------
                                                                                       FOR THE SIX
                                                                                       MONTHS ENDED              FOR THE NINE
                                                                                      JUNE 30, 1999              MONTHS ENDED
                                                                                       (UNAUDITED)                 12/31/98
                                                                                 --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income (loss)..................................................             $ 788                   $ 4,233
   Net realized gains on investment and foreign currency  transactions ..........           204,875                   110,871
   Net change in unrealized appreciation (depreciation) of investments and
      foreign currency transactions .............................................           242,425                  (343,779)
                                                                                 -----------------------    -----------------------
    Net increase (decrease)  in net assets resulting from operations ............           448,088                  (228,675)
                                                                                 -----------------------    -----------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Excess of net investment income ..............................................               -                      (3,898)
   Net realized gains ...........................................................               -                    (120,079)
                                                                                 -----------------------    -----------------------
      Total dividends and distributions to shareholders .........................               -                    (123,977)
                                                                                 -----------------------    -----------------------
CAPITAL SHARE TRANSACTIONS:

   Proceeds from shares issued ..................................................            49,063                   390,383
   Dividends reinvested .........................................................               -                     123,977
   Cost of shares redeemed ......................................................           (10,781)                  (15,213)
                                                                                 -----------------------    -----------------------
      Net increase in net assets from capital share transactions ................            38,282                   499,147
                                                                                 -----------------------    -----------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .........................................           486,370                   146,495

NET ASSETS:
   Beginning of period ..........................................................         2,164,378                 2,017,883
                                                                                 -----------------------    -----------------------
   End of Period ................................................................       $ 2,650,748               $ 2,164,378
                                                                                 -----------------------    -----------------------
                                                                                 -----------------------    -----------------------

                                                                                              VIF - U.S. SMALL CAP FUND
                                                                                 --------------------------------------------------
                                                                                         FOR THE SIX
                                                                                        MONTHS ENDED             FOR THE NINE
                                                                                        JUNE 30, 1999             MONTHS ENDED
                                                                                         (UNAUDITED)                12/31/98
                                                                                 --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income (loss)..................................................          $ (7,540)                 $ (8,448)
   Net realized gains on investment and foreign currency  transactions ..........            89,521                    19,891
   Net change in unrealized appreciation (depreciation) of investments and
      foreign currency transactions .............................................           154,688                  (178,262)
                                                                                 -----------------------    -----------------------
    Net increase (decrease)  in net assets resulting from operations ............           236,669                  (166,819)
                                                                                 -----------------------    -----------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Excess of net investment income ..............................................               -                         -
   Net realized gains ...........................................................               -                    (119,956)
                                                                                 -----------------------    -----------------------
      Total dividends and distributions to shareholders .........................               -                    (119,956)
                                                                                 -----------------------    -----------------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued ..................................................            48,966                       -
   Dividends reinvested .........................................................               -                     119,956
   Cost of shares redeemed ......................................................            (5,810)                   (9,616)
                                                                                 -----------------------    -----------------------
      Net increase in net assets from capital share transactions ................            43,156                   110,340
                                                                                 -----------------------    -----------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .........................................           279,825                  (176,435)

NET ASSETS:
   Beginning of period ..........................................................         1,217,845                 1,394,280
                                                                                 -----------------------    -----------------------
   End of Period ................................................................       $ 1,497,670               $ 1,217,845
                                                                                 -----------------------    -----------------------
                                                                                 -----------------------    -----------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE OFFITBANK VARIABLE INSURANCE FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)(CONTINUED)

                                                                                               VIF - TOTAL RETURN FUND
                                                                                 --------------------------------------------------
                                                                                      FOR THE SIX             FOR THE PERIOD
                                                                                      MONTHS ENDED            JUNE 30, 1998*
                                                                                     JUNE 30, 1999                THROUGH
                                                                                       (UNAUDITED)            DECEMBER 31,1998
                                                                                 --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income.........................................................          $ 32,572                  $ 24,546
   Net realized gains (loss) on investment and foreign currency transactions ....            (5,844)                    2,035
   Net change in unrealized depreciation of investments and
      foreign currency transactions .............................................           (49,177)                   (9,236)
                                                                                 -----------------------    -----------------------
    Net increase (decrease)  in net assets resulting from operations ............           (22,449)                   17,345
                                                                                 -----------------------    -----------------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued ..................................................           482,973                 1,034,053
   Cost of shares redeemed ......................................................          (244,935)                   (50,510)
                                                                                 -----------------------    -----------------------
      Net increase (decrease) in net assets from capital
         share transactions .....................................................           238,038                   983,543
                                                                                 -----------------------    -----------------------
TOTAL INCREASE IN NET ASSETS.....................................................           215,589                 1,000,888

NET ASSETS:
   Beginning of period ..........................................................         1,000,888                       -
                                                                                 -----------------------    -----------------------
   End of Period ................................................................       $ 1,216,477               $ 1,000,888
                                                                                 -----------------------    -----------------------
                                                                                 -----------------------    -----------------------

*Commencement of operations


                                                                                          VIF - U.S. GOVERNMENT SECURITIES FUND
                                                                                 --------------------------------------------------
                                                                                         FOR THE SIX              FOR THE PERIOD
                                                                                         MONTHS ENDED             AUGUST 24, 1998*
                                                                                        JUNE 30, 1999                THROUGH
                                                                                         (UNAUDITED)             DECEMBER 31, 1998
                                                                                 --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income.........................................................         $ 151,995                     $ 250
   Net realized gains (loss) on investment and foreign currency transactions ....           (59,487)                    1,556
   Net change in unrealized depreciation of investments and
      foreign currency transactions .............................................          (247,391)                      -
                                                                                 -----------------------    -----------------------
    Net increase (decrease)  in net assets resulting from operations ............          (154,883)                    1,806
                                                                                 -----------------------    -----------------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued ..................................................        16,624,977                   149,895
   Cost of shares redeemed ......................................................           (36,026)                 (151,701)
                                                                                 -----------------------    -----------------------
      Net increase (decrease) in net assets from capital
         share transactions .....................................................        16,588,951                    (1,806)
                                                                                 -----------------------    -----------------------

TOTAL INCREASE IN NET ASSETS.....................................................        16,434,068                       -

NET ASSETS:
   Beginning of period ..........................................................               -                         -
                                                                                 -----------------------    -----------------------
   End of Period ................................................................      $ 16,434,068                     $ -
                                                                                 -----------------------    -----------------------
                                                                                 -----------------------    -----------------------

*Commencement of operations

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                   THE OFFITBANK VARIABLE INSURANCE FUND, INC
                              FINANCIAL HIGHLIGHTS
                              VIF- HIGH YIELD FUND

                                                              FOR THE SIX
                                                              MONTHS ENDED              FOR THE NINE
                                                             JUNE 30, 1999              MONTHS ENDED
                                                              (UNAUDITED)             DECEMBER 31, 1998
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD                             $ 10.40                      $ 11.00
                                                          ----------------             ----------------
     Net investment income                                          0.42                         0.65
     Net realized and unrealized gains (loss)                      (0.32)                       (0.53)
                                                          ----------------             ----------------
       Total income from investment operations                      0.10                         0.12
                                                          ----------------             ----------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
     Net investment income                                         (0.42)                       (0.65)
     Excess of net investment income                                   -                        (0.02)
     Net realized gains                                                -                        (0.05)
                                                          ----------------             ----------------
       Total dividends and distributions                           (0.42)                       (0.72)
                                                          ----------------             ----------------
       Net change in net asset value per share                     (0.32)                       (0.60)
                                                          ----------------             ----------------
NET ASSET VALUE, END OF PERIOD                                   $ 10.08                      $ 10.40
                                                          ----------------             ----------------
                                                          ----------------             ----------------

TOTAL RETURN (a)                                                    0.94% (b)                    1.15% (b)

RATIOS/SUPPLEMENTAL DATA:
     Net assets at end of period (in thousands)                 $ 49,352                     $ 44,354
Ratios to average net assets:
     Expenses**                                                     1.15% (c)                    1.15% (c)
     Net investment income                                          8.19% (c)                    8.25% (c)
PORTFOLIO TURNOVER RATE                                                8%                          14%

                                                                FOR THE                  FOR THE PERIOD
                                                              YEAR ENDED             APRIL 1, 1996* THROUGH
                                                            MARCH 31, 1998               MARCH 31, 1997
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD                             $ 10.37                      $ 10.00 (d)
                                                          ----------------             ----------------
     Net investment income                                          0.86                         0.78
     Net realized and unrealized gains (loss)                       0.63                         0.37
                                                          ----------------             ----------------
       Total income from investment operations                      1.49                         1.15
                                                          ----------------             ----------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
     Net investment income                                         (0.86)                       (0.78)
     Excess of net investment income                                   -                            -
     Net realized gains                                                -                            -
                                                          ----------------             ----------------
       Total dividends and distributions                           (0.86)                       (0.78)
                                                          ----------------             ----------------
       Net change in net asset value per share                      0.63                         0.37
                                                          ----------------             ----------------
NET ASSET VALUE, END OF PERIOD                                   $ 11.00                      $ 10.37
                                                          ----------------             ----------------
                                                          ----------------             ----------------

TOTAL RETURN (a)                                                   14.84%                       11.90% (b)

RATIOS/SUPPLEMENTAL DATA:
     Net assets at end of period (in thousands)                 $ 31,675                     $ 25,114
Ratios to average net assets:
     Expenses**                                                     1.15%                        1.15% (c)
     Net investment income                                          7.98%                        7.45% (c)
PORTFOLIO TURNOVER RATE                                               32%                           4%

*    Commencement of operations.
** During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been higher.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(b) Not annualized.
(c) Annualized.
(d) Initial offering price.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

          THE OFFITBANK VARIABLE INSURANCE FUND, INC.
             FINANCIAL HIGHLIGHTS (continued)
                 VIF - EMERGING MARKETS FUND

                                                              FOR THE SIX
                                                              MONTHS ENDED              FOR THE NINE
                                                             JUNE 30, 1999              MONTHS ENDED
                                                              (UNAUDITED)             DECEMBER 31, 1998
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD                              $ 7.60                      $ 10.55
                                                          ----------------             ----------------
      Net investment income                                         0.46                         0.66
      Net realized and unrealized gains (loss)                      0.20                        (2.79)
                                                          ----------------             ----------------
        Total income (loss) from investment operations              0.66                        (2.13)
                                                          ----------------             ----------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
      Net investment income                                        (0.46)                       (0.66)
      Excess of net investment income                                -                          (0.07)
      Net realized gains                                             -                          (0.09)
                                                          ----------------             ----------------
         Total dividends and distributions                         (0.46)                       (0.82)
                                                          ----------------             ----------------
        Net change in net asset value per share                     0.20                        (2.95)
                                                          ----------------             ----------------
NET ASSET VALUE, END OF PERIOD                                    $ 7.80                       $ 7.60
                                                          ----------------             ----------------
                                                          ----------------             ----------------

TOTAL RETURN (a)                                                    8.90% (b)                  (20.36%)(b)

RATIOS/SUPPLEMENTAL DATA:
      Net assets at end of period (in thousands)                   6,243                      $ 5,575
Ratios to average net assets:
      Expenses**                                                    1.50% (c)                    1.50% (c)
      Net investment income                                        12.33% (c)                   10.38% (c)
PORTFOLIO TURNOVER RATE                                               70%                         100%


                                                                FOR THE                  FOR THE PERIOD
                                                              YEAR ENDED            AUGUST 28, 1996* THROUGH
                                                            MARCH 31, 1998               MARCH 31, 1997
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD                             $ 10.30                      $ 10.00 (d)
                                                          ----------------             ----------------
      Net investment income                                         0.86                         0.48
      Net realized and unrealized gains (loss)                      0.27                         0.34
                                                          ----------------             ----------------
        Total income (loss) from investment operations              1.13                         0.82
                                                          ----------------             ----------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
      Net investment income                                        (0.86)                       (0.48)
      Excess of net investment income                              (0.02)                           -
      Net realized gains                                               -                        (0.04)
                                                          ----------------             ----------------
         Total dividends and distributions                         (0.88)                       (0.52)
                                                          ----------------             ----------------
        Net change in net asset value per share                     0.25                         0.30
                                                          ----------------             ----------------
NET ASSET VALUE, END OF PERIOD                                   $ 10.55                      $ 10.30
                                                          ----------------             ----------------
                                                          ----------------             ----------------

TOTAL RETURN (a)                                                   11.26%                        8.29% (b)

RATIOS/SUPPLEMENTAL DATA:
      Net assets at end of period (in thousands)                 $ 5,780                      $ 4,346
Ratios to average net assets:
      Expenses**                                                    1.50%                        1.50% (c)
      Net investment income                                         8.27%                        8.04% (c)
PORTFOLIO TURNOVER RATE                                               53%                          96%

*     Commencement of operations.
** During the period, certain fees were voluntarily reduced and/ or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been higher.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(b)   Not annualized.
(c)   Annualized.
(d)   Initial offering price.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                   THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                        FINANCIAL HIGHLIGHTS (continued)
                              DJG VALUE EQUITY FUND

                                                            FOR THE SIX
                                                            MONTHS ENDED           FOR THE NINE           FOR THE PERIOD
                                                            JUNE 30, 1999          MONTHS ENDED      APRIL 11, 1997* THROUGH
                                                             (UNAUDITED)        DECEMBER 31, 1998         MARCH 31, 1998
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD                            $ 11.91                $ 14.94                $ 10.00  (d)
                                                       -----------------      -----------------      -----------------
     Net investment income                                          -                     0.05                   0.02
     Net realized and unrealized gains (loss)                      2.47                  (2.16)                  4.92
                                                       -----------------      -----------------      -----------------
        Total income (loss) from investment operations             2.47                  (2.11)                  4.94
                                                       -----------------      -----------------      -----------------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
     Net investment income                                          -                    (0.03)                   -
     Net realized gains                                             -                    (0.89)                   -
                                                       -----------------      -----------------      -----------------
        Total dividends and distributions                           -                    (0.92)                   -
                                                       -----------------      -----------------      -----------------

        Net change in net asset value per share                    2.47                  (3.03)                  4.94
                                                       -----------------      -----------------      -----------------
NET ASSET VALUE, END OF PERIOD                                  $ 14.38                $ 11.91                $ 14.94
                                                       -----------------      -----------------      -----------------
                                                       -----------------      -----------------      -----------------

TOTAL RETURN (a)                                                  20.74% (b)            (14.75%)(b)             49.40% (b)

RATIOS/SUPPLEMENTAL DATA:
      Net assets at end of period (in thousands)                $ 2,651                $ 2,164                $ 2,018
Ratios to average net assets:
      Expenses**                                                   1.25% (c)              1.25% (c)              1.25% (c)
      Net investment income                                        0.07% (c)              0.29% (c)              0.16% (c)
PORTFOLIO TURNOVER RATE                                              28%                    21%                    33%

*    Commencement of operations.
** During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been higher.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(b)  Not annualized.
(c)  Annualized.
(d)  Initial offering price.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                   THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                            VIF - U.S. SMALL CAP FUND

                                                            FOR THE SIX
                                                            MONTHS ENDED           FOR THE NINE           FOR THE PERIOD
                                                            JUNE 30, 1999          MONTHS ENDED      APRIL 11, 1997* THROUGH
                                                             (UNAUDITED)        DECEMBER 31, 1998         MARCH 31, 1998
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD                            $ 11.34                $ 14.14                $ 10.00 (d)
                                                       -----------------      -----------------      -----------------
     Net investment loss                                          (0.07)                 (0.08)                 (0.08)
     Net realized and unrealized gains (loss)                      2.25                  (1.50)                  4.22
                                                       -----------------      -----------------      -----------------
       Total income (loss) from investment operations              2.18                  (1.58)                  4.14
                                                       -----------------      -----------------      -----------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
     Net realized gains                                             -                    (1.22)                   -
                                                       -----------------      -----------------      -----------------
       Total dividends and distributions                            -                    (1.22)                   -
                                                       -----------------      -----------------      -----------------
       Net change in net asset value per share                     2.18                  (2.80)                  4.14
                                                       -----------------      -----------------      -----------------
NET ASSET VALUE, END OF PERIOD                                  $ 13.52                $ 11.34                $ 14.14
                                                       -----------------      -----------------      -----------------
                                                       -----------------      -----------------      -----------------

TOTAL RETURN (a)                                                  19.22% (b)            (11.95%)(b)             41.40% (b)

RATIOS/SUPPLEMENTAL DATA:
     Net assets at end of period (in thousands)                 $ 1,498                $ 1,218                $ 1,394
Ratios to average net assets:
     Expenses**                                                    1.50% (c)              1.50% (c)              1.50% (c)
     Net investment loss                                          (0.80%)(c)             (0.92%)(c)             (0.74%)(c)
PORTFOLIO TURNOVER RATE                                              23%                    39%                    51%

*    Commencement of operations.
** During the period, certain fees were voluntarily reduced and/ or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been higher.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(b)  Not annualized.
(c)  Annualized.
(d)  Initial offering price.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                   THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                             VIF - TOTAL RETURN FUND

                                                                FOR THE SIX
                                                               MONTHS ENDED              FOR THE PERIOD
                                                               JUNE 30,1999          JUNE 30, 1998* THROUGH
                                                                (UNAUDITED)             DECEMBER 31, 1998
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD                                $ 10.17                    $ 10.00 (d)
                                                          ------------------         ------------------
     Net investment income                                             0.21                       0.25
     Net realized and unrealized loss                                 (0.40)                     (0.08)
                                                          ------------------         ------------------
       Total income (loss) from investment operations                 (0.19)                      0.17
                                                          ------------------         ------------------
       Net change in net asset value per share                        (0.19)                      0.17
                                                          ------------------         ------------------
NET ASSET VALUE, END OF PERIOD                                       $ 9.98                    $ 10.17
                                                          ------------------         ------------------
                                                          ------------------         ------------------

TOTAL RETURN (a)                                                     (1.87%)(b)                  1.70% (b)

RATIOS/SUPPLEMENTAL DATA:
     Net assets at end of period (in thousands)                     $ 1,216                    $ 1,001
Ratios to average net assets:
     Expenses**                                                       0.80% (c)                  0.80% (c)
     Net investment income                                            6.07% (c)                  5.35% (c)
PORTFOLIO TURNOVER RATE                                                 34%                        58%

*    Commencement of operations.
** During the period, certain fees were voluntarily reduced and/ or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been higher.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(b)  Not annualized.
(c)  Annualized.
(d)  Initial offering price.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                   THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                       VIF-U.S. GOVERNMENT SECURITIES FUND

                                                               FOR THE PERIOD
                                                            APRIL 1, 1999 THROUGH        FOR THE PERIOD
                                                               JUNE 30, 1999*        AUGUST 24, 1998 THROUGH
                                                                (UNAUDITED)             DECEMBER 31, 1998*
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD                                $ 10.00                    $ 10.00 (d)
                                                          ------------------         ------------------
     Net investment income                                             0.09                        -
     Net realized and unrealized gain (loss)                          (0.20)                      0.23
                                                          ------------------         ------------------
       Total income (loss) from investment operations                 (0.11)                      0.23
                                                          ------------------         ------------------
LESS:
     Redemptions                                                        -                       (10.23)
                                                          ------------------         ------------------
       Net change in net asset value per share                        (0.11)                    (10.00)
                                                          ------------------         ------------------
NET ASSET VALUE, END OF PERIOD                                       $ 9.89                      $ -
                                                          ------------------         ------------------
                                                          ------------------         ------------------
TOTAL RETURN (a)                                                      (1.10%)(b)                  2.30% (b)
RATIOS/SUPPLEMENTAL DATA:
     Net assets at end of period (in thousands)                    $ 16,434                      $ -
Ratios to average net assets:
     Expenses**                                                        0.60% (c)                  0.60% (c)
     Net investment income                                             4.89% (c)                  4.04% (c)
PORTFOLIO TURNOVER RATE                                                  15%                       107%

*   The OFFITBANK VIF - U.S. Government Fund commenced operations on August
    24, 1998. The last remaining shares were redeemed on September 25, 1998. The fund re-issued shares on April 1, 1999.
** During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been higher.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions
(b) Not annualized.
(c) Annualized.
(d) Initial offering price


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                   THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (unaudited)

--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

The OFFITBANK Variable Insurance Fund, Inc. (the "Company") was incorporated in Maryland on July 1, 1994. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Company consists of ten separately managed funds, of which six, OFFITBANK VIF-High Yield Fund (VIF-High Yield
Fund), OFFITBANK VIF-Emerging Markets Fund (VIF-Emerging Markets Fund), DJG Value Equity Fund, OFFITBANK VIF-U.S. Small Cap Fund (VIF-U.S. Small Cap Fund), OFFITBANK VIF-Total Return Fund (VIF-Total Return Fund) and OFFITBANK VIF-U.S. Government Securities Fund (U.S. Government Securities Fund) (individually, a "Fund", and collectively, the "Funds") have commenced operations. The Funds have the following inception dates:

         VIF-High Yield Fund                   April 1, 1996
         VIF-Emerging Markets Fund             August 28, 1996
         DJG Value Equity Fund                 April 11, 1997
         VIF-U.S. Small Cap Fund               April 11, 1997
         VIF-Total Return Fund                 June 30, 1998
         VIF-U.S. Government Securities Fund   August 24, 1998

The VIF-High Yield Fund, VIF-Emerging Markets Fund, VIF-Total Return Fund and VIF-U.S. Government Securities Fund operate as non-diversified, open-end management investment companies. The DJG Value Equity Fund and VIF-U.S. Small Cap Fund operate as diversified, open-end management investment companies.

The VIF-High Yield Fund seeks to provide investors with a high level of current income by investing primarily in high yield, high-risk corporate debt securities and sovereign debt obligations. The VIF-Emerging Markets Fund seeks to provide investors with a competitive total investment return by focusing on current yield and opportunities for capital appreciation primarily by investing in corporate and sovereign debt securities of emerging market countries. The DJG Value Equity Fund seeks to achieve its objectives of long-term appreciation and preservation of capital by researching and investing in equity securities priced at a discount to their intrinsic values. The VIF-U.S. Small Cap Fund invests primarily in a diversified portfolio of securities of smaller companies located in the United States to achieve its investment objective of capital appreciation. The VIF-Total Return Fund invests primarily in a portfolio of fixed income securities of varying maturities. The VIF-U.S. Government Securities Fund objective is to seek current income consistent with preservation of capital.

OFFITBANK serves as the VIF-High Yield, VIF-Emerging Markets, VIF-U.S. Small Cap, VIF-Total Return and VIF-U.S. Government Funds' investment adviser. David
J. Greene and Company serve as the DJG Value Equity Fund's investment adviser. Rockefeller & Company, Inc. serves as the sub-adviser for the VIF-U.S. Small Cap Fund. PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., provides administrative, fund accounting, transfer and dividend disbursing agent services for the Funds. OFFIT Funds Distributor, Inc. (the "Distributor"), serves as the distributor of the Funds' shares.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

Equity securities held by a Fund are valued at the last reported sales price on the securities exchange or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Debt securities held by a Fund generally are valued based on quoted bid prices. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates market value, and, if applicable, adjusted for foreign exchange translation. Securities for which market

                   THE OFFITBANK VARIABLE INSURANCE FUND, INC.
              NOTES TO FINANCIAL STATEMENTS (unaudited)(continued)

--------------------------------------------------------------------------------

quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Company's Board of Directors. Securities may be valued by independent pricing services, approved by the Company's Board of Directors, which use prices provided by market-makers or estimates of market value obtained from yield data relating to instruments or securities with similar characteristics.

SECURITIES TRANSACTIONS AND RELATED INCOME:

The Funds record security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recognized on the ex-dividend date. Realized gains and losses from security transactions are recorded on the identified cost basis.

EXPENSES:

The Company accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund, while general Company expenses are allocated among the Company's respective portfolios based on relative net assets.

ORGANIZATIONAL EXPENSES:

Costs incurred in connection with the organization and initial registration of the Funds have been deferred and are being amortized on a straight-line basis over a sixty-month period beginning with each of the Fund's commencement of operations.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from the VIF-High Yield Fund's net investment income, if any, are declared daily and paid monthly. Dividends from the VIF-Emerging Markets Fund's net investment income, if any, are declared daily and paid quarterly. Dividends from the DJG Value Equity, VIF-U.S. Small Cap, VIF-Total Return and VIF-U.S. Government Securities Funds' net investment income, if any, are declared and paid annually. Net realized gains on portfolio securities, if any, are distributed at least annually by each Fund. However, to the extent net realized gains can be offset by capital loss carryovers, such gains will not be distributed. Distributions are recorded by the Funds on the ex-dividend date.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

FEDERAL INCOME TAXES:

It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely all of their net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

Capital and currency losses incurred within the Funds' fiscal year but after October 31, are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds have incurred and will elect to defer capital and currency losses as follows:

                   THE OFFITBANK VARIABLE INSURANCE FUND, INC.
              NOTES TO FINANCIAL STATEMENTS (unaudited)(continued)

--------------------------------------------------------------------------------

                                        CAPITAL LOSS                     CURRENCY LOSS
          FUND                            DEFERRED                         DEFERRED
       ----------                   --------------------              ------------------
VIF-Emerging Markets Fund                   $42,703                           $17
VIF-U.S. Small Cap Fund                       9,679                            -

For federal income tax purposes, the following Fund had capital loss carryforwards:

          FUND                              CLCF                      DATE OF EXPIRATION
       ----------                   --------------------              ------------------
VIF -Emerging Markets                    $1,318,048                   December 31, 2006

Accordingly, no capital gain distribution is expected to be paid to shareholders until net gains have been realized in excess of the aggregate of each amount.

FOREIGN CURRENCY TRANSLATION:

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. However, the Funds do isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations. Such amount is categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities and forward currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates.

REPURCHASE AGREEMENTS:

The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller under a repurchase agreement is required to maintain the value of the securities subject to the agreement at not less than the repurchase price. Default by the seller would, however, expose the relevant Funds to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

DERIVATIVE INSTRUMENTS:

The Funds may invest in various financial instruments including positions in forward currency contracts, enter into currency swaps and purchase foreign currency options. The Funds enter into such contracts for the purposes of hedging exposure to changes in foreign currency exchange rates on their portfolio holdings and transactions.

A forward foreign exchange contract is a commitment to sell or buy a foreign currency at a future date at a negotiated exchange rate. A Fund bears the market risk, which arises from possible changes in foreign exchange values. Risks may arise from the potential inability of counterparts to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Forward foreign exchange contracts may involve market or credit risk in excess of the related amounts reflected on the Fund's statement of assets and liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included

                   THE OFFITBANK VARIABLE INSURANCE FUND, INC.
              NOTES TO FINANCIAL STATEMENTS (unaudited)(continued)

--------------------------------------------------------------------------------

in net realized gain on foreign currency transactions. Fluctuations in the value of forward contracts held at June 30, 1999 are recorded for financial reporting purposes as unrealized gains and losses by the Funds.

At June 30, 1999, there were no outstanding forward currency contracts for the VIF-Emerging Markets, DJG Value Equity, VIF-U.S. Small Cap Fund, VIF-Total Return and VIF-U.S. Government Securities Funds. The table below indicates the VIF-High Yield Fund's outstanding forward currency contract position at June 30, 1999:

                                                                         VALUE ON
                                   CONTRACT           MATURITY         ORIGINATION           VALUE AT             UNREALIZED
                CURRENCY            AMOUNTS             DATE               DATE            JUNE 30, 1999         APPRECIATION
             ---------------    ----------------    -------------    -----------------    ----------------    --------------------
   Sell           DEM             $(508,000)          07/26/99          $(277,005)          $(268,550)              $8,455
   Sell           EUR              (503,000)          07/26/99           (521,963)            (519,902)              2,061
   Sell           FRF            (8,237,500)          07/26/99         (1,321,954)          (1,298,442)             23,512
                                                                                                              --------------------

Net unrealized appreciation on forward positions..........................................................          $34,028
                                                                                                              --------------------
                                                                                                              --------------------
Currency Abbreviations:
DEM - German Deutsche Mark ...............................................................................
EUR - Euro ...............................................................................................
FRF - French Franc .......................................................................................

The VIF-Emerging Markets Fund may also invest in indexed securities whose value is linked directly to changes in foreign currencies, interest rates and other financial indices. Indexed securities may be more volatile than the underlying instrument but the risk of loss is limited to the amount of the original investment.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES:

The Company has entered into investment advisory agreements (the "Investment Advisory Agreements") with OFFITBANK (the "Adviser"). Pursuant to the terms of the Investment Advisory Agreements, the Adviser is entitled to a fee that is calculated daily and paid monthly based on the average daily net assets of each Fund, at the annual rate of: 0.85% of the first $200 million of average daily net assets for the VIF-High Yield Fund and 0.75% of average daily net assets in excess of $200 million; 0.90% of the first $200 million of average daily net assets for the VIF-Emerging Markets Fund and 0.80% of average daily net assets in excess of $200 million; 1.00% of average daily net assets for the VIF-U.S. Small Cap Fund; 0.80% of average daily net assets for the VIF-Total Return Fund; 0.35% of average daily net assets for the VIF-U.S. Government Securities Fund. Rockefeller & Company, Inc. serves as sub-adviser for the VIF-U.S. Small Cap Fund and is entitled to a fee from the Adviser that is calculated daily and payable monthly at the annual rate of 1.00% of the Fund's average daily net assets. Pursuant to the terms of its Investment Advisory Agreement, David J. Greene and Company is entitled to a fee that is calculated daily and payable monthly at the annual rate of 0.80% of the average daily net assets of the DJG Value Equity Fund.

                                                            ADVISORY FEE
                                                            ------------

                       VIF-HIGH YIELD             VIF-EMERGING MARKETS          DJG VALUE EQUITY           VIF-U.S. SMALL CAP
                            FUND                          FUND                        FUND                        FUND
GROSS FEE                 $196,246                       $25,397                     $ 9,233                     $6,222
 WAIVER                    (54,102)                      (18,525)                     (9,233)                    (6,222)
                   -----------------------    ----------------------------    ----------------------    -------------------------
NET FEE                   $142,144                       $ 6,872                     $     0                     $    0
                   -----------------------    ----------------------------    ----------------------    -------------------------
                   -----------------------    ----------------------------    ----------------------    -------------------------

                      VIF-TOTAL RETURN            VIF-U.S. GOVERNMENT
                            FUND                    SECURITIES FUND
GROSS FEE                  $4,941                       $10,872
WAIVER                     (4,941)                       (7,238)
                   -----------------------    ----------------------------
NET FEE                    $    0                       $ 3,634
                   -----------------------    ----------------------------
                   -----------------------    ----------------------------

                   THE OFFITBANK VARIABLE INSURANCE FUND, INC.
              NOTES TO FINANCIAL STATEMENTS (unaudited)(continued)

--------------------------------------------------------------------------------

PFPC provides the Company with administrative services pursuant to an administration agreement (the "Administration Agreement"). The services under the Administration Agreement are subject to the supervision of the Company's Board of Directors and officers and include the day-to-day administration of matters related to the corporate existence of the Company, maintenance of its records, preparation of reports, supervision of the Company's arrangements with its custodian and assistance in the preparation of the Company's registration statements under federal and state laws. Pursuant to the Administration Agreement, the Company pays PFPC a monthly fee for its services at an annual rate of 0.125% of each Portfolio's first $300 million in average daily net assets; 0.11% of each Portfolio's next $300 million in average daily net assets; 0.08% of each Portfolio's next $300 million in average daily net assets; 0.05% of each Portfolio's next $300 million in average daily net assets; and 0.0275% of each Portfolio's average daily net assets in excess of $1.2 billion.

                                                         ADMINISTRATION FEE
                                                         ------------------

                       VIF-HIGH YIELD             VIF-EMERGING MARKETS          DJG VALUE EQUITY           VIF-U.S. SMALL CAP
                            FUND                          FUND                        FUND                        FUND
GROSS FEE                 $28,901                       $3,533                       $1,445                       $779
WAIVER                     (6,968)                      (3,533)                      (1,445)                      (779)
                   -----------------------    ----------------------------    ----------------------    -------------------------
NET FEE                   $21,933                       $    0                       $    0                       $  0
                   -----------------------    ----------------------------    ----------------------    -------------------------
                   -----------------------    ----------------------------    ----------------------    -------------------------

                      VIF-TOTAL RETURN            VIF-U.S. GOVERNMENT
                            FUND                    SECURITIES FUND
GROSS FEE                  $772                        $3,883
WAIVER                     (772)                       (3,883)
                   -----------------------    ----------------------------
NET FEE                    $  0                        $    0
                   -----------------------    ----------------------------
                   -----------------------    ----------------------------

PFPC provides the Funds with fund accounting and related services pursuant to a fund accounting agreement with the Company. For these services PFPC is entitled a fee of $1,250 per month per Fund plus out of pocket expenses. From time to time, PFPC may waive all or a portion of its fees.

                                                         FUND ACCOUNTING FEE
                                                         -------------------

                       VIF-HIGH YIELD             VIF-EMERGING MARKETS          DJG VALUE EQUITY           VIF-U.S. SMALL CAP
                            FUND                          FUND                        FUND                        FUND
GROSS FEE                  $7,500                        $7,500                      $7,500                      $7,500
WAIVER                          0                        (7,500)                     (7,500)                     (7,500)
                   -----------------------    ----------------------------    ----------------------    -------------------------
NET FEE                    $7,500                        $    0                      $    0                      $    0
                   -----------------------    ----------------------------    ----------------------    -------------------------
                   -----------------------    ----------------------------    ----------------------    -------------------------

                      VIF-TOTAL RETURN            VIF-U.S. GOVERNMENT
                            FUND                    SECURITIES FUND
GROSS FEE                  $7,500                       $3,750
WAIVER                     (7,500)                      (3,750)
                   -----------------------    ----------------------------
NET FEE                    $    0                       $    0
                   -----------------------    ----------------------------
                   -----------------------    ----------------------------

PFPC also serves as transfer agent for the Funds and receives reimbursement of certain expenses plus a fee for related services pursuant to a transfer agency agreement with the Company. From time to time, PFPC may waive all or a portion of its fees.

                                                         TRANSFER AGENT FEE
                                                         ------------------

                       VIF-HIGH YIELD             VIF-EMERGING MARKETS          DJG VALUE EQUITY           VIF-U.S. SMALL CAP
                            FUND                          FUND                        FUND                        FUND
GROSS FEE                         $9,696                       $9,591                       $9,469                      $9,486
WAIVER                            (4,500)                       (4,500)                      (4,500)                    (4,500)
                   -----------------------    ----------------------------    ----------------------    -------------------------
NET FEE                           $5,196                       $5,091                       $4,969                      $4,986
                   -----------------------    ----------------------------    ----------------------    -------------------------
                   -----------------------    ----------------------------    ----------------------    -------------------------

                   THE OFFITBANK VARIABLE INSURANCE FUND, INC.
              NOTES TO FINANCIAL STATEMENTS (unaudited)(continued)

--------------------------------------------------------------------------------

                                                 TRANSFER AGENT FEE (CONTINUED)

                      VIF-TOTAL RETURN            VIF-U.S. GOVERNMENT
                            FUND                    SECURITIES FUND
GROSS FEE                         $9,137                       $4,500
WAIVER                            (4,500)                       (3,315)
                   -----------------------    ----------------------------
NET FEE                           $4,637                       $1,185
                   -----------------------    ----------------------------
                   -----------------------    ----------------------------

The Company has entered into a distribution agreement (the "Distribution Agreement') with the Distributor. Under the Distribution Agreement, the Distributor, as agent of the Company, agrees to use its best efforts as sole distributor of the Company's shares. The Distribution Agreement provides that the Company will bear the costs of the registration of its shares with the Commission and various states and the printing of its prospectuses, statements of additional information and reports to shareholders. There is no fee payable under the Distribution Agreement.

OFFITBANK and David J. Greene and Company have voluntarily agreed to limit the expense ratios for the Funds at 1.50%, 1.25%, 1.50% and 0.80% for the VIF-Emerging Markets, DJG Value Equity, VIF-U.S. Small Cap Fund and VIF-Total Return, respectively. In order to maintain these ratios, for the six months ended June 30, 1999, the Adviser and David J. Greene and Company have waived all or a portion of their advisory fee and have also agreed to reimburse the VIF-Emerging Markets, DJG Value Equity Fund, VIF-U.S. Small Cap Fund and VIF-Total Return Fund for expenses in the amounts of $778, $4,675, $12,155 and $16,184, respectively.

NOTE 4 -- SECURITIES TRANSACTIONS

For the six months ended June 30, 1999, the cost of purchases and the proceeds from sales of the Funds' portfolio securities (excluding short-term investments) were as follows:

                                                        Common Stocks
                                                     and Corporate Bonds                       U.S. Government Obligations
                                                     -------------------                       ---------------------------
                                                    Purchases           Sales                Purchases               Sales
                                                    ---------           -----                ---------               -----
VIF-High Yield Fund                                $12,551,155        $3,567,129             $        -          $        -
VIF-Emerging Markets Fund                            4,549,529         3,914,787                      -                   -
DJG Value Equity Fund                                  597,187           550,323                      -                   -
VIF-U.S. Small Cap Fund                                299,814           284,470                      -                   -
VIF-Total Return Fund                                  114,587                 -                549,117             375,266
VIF-U.S. Government Securities Fund                          -                 -             21,595,531           5,913,046

NOTE 5 -- CAPITAL SHARE TRANSACTIONS

The Company's Articles of Incorporation permit the Company to issue nine billion shares (par value $0.001). Transactions in shares of common stock for the six months ended June 30, 1999 and the period ended December 31, 1998, respectively, were as follows:

                                                                          VIF-HIGH YIELD
                                         ---------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED                              PERIOD ENDED
                                                     JUNE 30, 1999                            DECEMBER 31, 1998
                                         --------------------------------------      -------------------------------------
                                             SHARES                AMOUNT                SHARES               AMOUNT
                                         ----------------     -----------------      ---------------      ----------------
Shares issued........................            467,798            $4,840,470            1,687,147           $18,295,737
Shares reinvested ...................            182,859             1,880,742              282,185             2,989,391
Shares redeemed......................            (17,814)             (183,669)            (585,179)           (6,275,630)
                                         ----------------     -----------------      ---------------      ----------------
Net increase.........................            632,843            $6,537,543            1,384,153           $15,009,498
                                         ----------------     -----------------      ---------------      ----------------
                                         ----------------     -----------------      ---------------      ----------------

                   THE OFFITBANK VARIABLE INSURANCE FUND, INC.
              NOTES TO FINANCIAL STATEMENTS (unaudited)(continued)

--------------------------------------------------------------------------------

                                                                       VIF-EMERGING MARKETS
                                         ---------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED                              PERIOD ENDED
                                                     JUNE 30, 1999                            DECEMBER 31, 1998
                                         --------------------------------------      -------------------------------------
                                             SHARES                AMOUNT                SHARES               AMOUNT
                                         ----------------     -----------------      ---------------      ----------------
Shares issued........................             26,464              $217,981              380,449            $3,688,615
Shares reinvested ...................             44,458               346,134               80,312               673,517
Shares redeemed......................             (3,879)              (29,018)            (275,382)           (2,351,293)
                                         ----------------     -----------------      ---------------      ----------------
Net increase.........................             67,043              $535,097              185,379            $2,010,839
                                         ----------------     -----------------      ---------------      ----------------
                                         ----------------     -----------------      ---------------      ----------------

                                                                         DJG VALUE EQUITY
                                         ---------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED                              PERIOD ENDED
                                                     JUNE 30, 1999                            DECEMBER 31, 1998
                                         --------------------------------------      -------------------------------------
                                             SHARES                AMOUNT                SHARES               AMOUNT
                                         ----------------     -----------------      ---------------      ----------------
Shares issued........................              3,439               $49,063               38,461              $390,383
Shares reinvested ...................                  -                     -                9,350               123,977
Shares redeemed......................               (845)              (10,781)              (1,204)              (15,213)
                                         ----------------     -----------------      ---------------      ----------------
Net increase.........................              2,594               $38,282               46,607              $499,147
                                         ----------------     -----------------      ---------------      ----------------
                                         ----------------     -----------------      ---------------      ----------------

                                                                        VIF-U.S. SMALL CAP
                                         ---------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED                              PERIOD ENDED
                                                     JUNE 30, 1999                            DECEMBER 31, 1998
                                         --------------------------------------      -------------------------------------
                                             SHARES                AMOUNT                SHARES               AMOUNT
                                         ----------------     -----------------      ---------------      ----------------
Shares issued........................              3,857               $48,966                    -                 $   -
Shares reinvested ...................                  -                     -                9,627               119,956
Shares redeemed......................               (505)               (5,810)                (822)               (9,616)
                                         ----------------     -----------------      ---------------      ----------------
Net increase.........................              3,352               $43,156                8,805              $110,340
                                         ----------------     -----------------      ---------------      ----------------
                                         ----------------     -----------------      ---------------      ----------------

                                                                         VIF-TOTAL RETURN
                                         ---------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED                              PERIOD ENDED
                                                     JUNE 30, 1999                            DECEMBER 31, 1998
                                         --------------------------------------      -------------------------------------
                                             SHARES                AMOUNT                SHARES               AMOUNT
                                         ----------------     -----------------      ---------------      ----------------
Shares issued........................             47,742              $482,973              103,416            $1,034,053
Shares redeemed......................            (24,214)             (244,935)              (5,034)              (50,510)
                                         ----------------     -----------------      ---------------      ----------------
Net increase.........................             23,528              $238.038               98,382              $983,543
                                         ----------------     -----------------      ---------------      ----------------
                                         ----------------     -----------------      ---------------      ----------------

                                                                       VIF-U.S. GOVERNMENT
                                         ---------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED                              PERIOD ENDED
                                                     JUNE 30, 1999                            DECEMBER 31, 1998
                                         --------------------------------------      -------------------------------------
                                             SHARES                AMOUNT                SHARES               AMOUNT
                                         ----------------     -----------------      ---------------      ----------------
Shares issued........................          1,665,278           $16,624,977               14,826              $149,895
Shares redeemed......................             (3,642)              (36,026)             (14,826)             (151,701)
                                         ----------------     -----------------      ---------------      ----------------
Net increase (decrease)..............          1,661,636           $16,588,951                    0               ($1,806)
                                         ----------------     -----------------      ---------------      ----------------
                                         ----------------     -----------------      ---------------      ----------------

                   THE OFFITBANK VARIABLE INSURANCE FUND, INC.
              NOTES TO FINANCIAL STATEMENTS (unaudited)(continued)

--------------------------------------------------------------------------------

NOTE 6 -- OTHER MATTERS

The VIF-High Yield Fund and the VIF-Emerging Markets Fund invest in obligations of foreign entities and securities denominated in foreign currencies. Such investments involve risk not typically involved in domestic investments. Such risks include fluctuations in the foreign exchange rates, inability to convert proceeds into U.S. dollars, application of foreign tax laws, foreign investment restrictions, less publicly available information about foreign financial instruments, less liquidity resulting from substantially less trading volume, more volatile prices and generally less government supervision of foreign securities markets and issuers.

                   THE OFFITBANK VARIABLE INSURANCE FUND, INC.

--------------------------------------------------------------------------------

OFFICERS AND DIRECTORS                                                INVESTMENT ADVISER - DJG VALUE EQUITY FUND
                                                                      David J. Greene & Company
Morris W. Offit                                                       599 Lexington Avenue
CHAIRMAN OF THE BOARD, PRESIDENT AND DIRECTOR                         New York,  New York  10022

Edward J. Landau                                                      INVESTMENT ADVISER - ALL OTHER VIF FUNDS
DIRECTOR                                                              OFFITBANK
                                                                      520 Madison Avenue
The Very Reverend                                                     New York, New York   10022-4213
James Parks Morton
DIRECTOR                                                              INVESTMENT SUB-ADVISER - U.S. SMALL CAP FUND
                                                                      Rockefeller & Company, Inc.
Dr. Wallace Mathai-Davis                                              30 Rockefeller Plaza
SECRETARY AND TREASURER                                               New York, New York  10112

Stephen Brent Wells                                                   DISTRIBUTOR
ASSISTANT TREASURER                                                   OFFIT Funds Distributor, Inc.
                                                                      Four Falls Corporate Center, 6th Floor
Vincent M. Rella                                                      West Conshohocken, PA  19428-2961
ASSISTANT TREASURER
                                                                      ADMINISTRATOR
David D. Marky                                                        PFPC Inc.
ASSISTANT TREASURER                                                   103 Bellevue Parkway
                                                                      Wilmington,  DE 19809
David C. Lebisky
ASSISTANT SECRETARY                                                   TRANSFER AND DIVIDEND DISBURSING AGENT
                                                                      PFPC Inc.
Gary M. Gardner                                                       400 Bellevue Parkway
ASSISTANT SECRETARY                                                   Wilmington, DE 19809

                                                                      CUSTODIAN - VIF-EMERGING MARKETS FUND
                                                                      The Chase Manhattan Bank
                                                                      3 Metro Tech Center, 6th Floor
                                                                      Brooklyn,  New York  11245

                                                                      CUSTODIAN - ALL OTHER VIF FUNDS
                                                                      The Bank of New York
                                                                      90 Washington Street, 11th Floor
                                                                      New York, New York  10286

                                                                      LEGAL COUNSEL
                                                                      Kramer, Levin, Naftalis & Frankel
                                                                      919 Third Avenue
                                                                      New York, New York  10022

                                                                      INDEPENDENT ACCOUNTANTS
                                                                      PricewaterhouseCoopers LLP
                                                                      1177 Avenue of the Americas
                                                                      New York,  New York  10036

This report is submitted for the information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus which includes information regarding the Funds' objectives and policies, charges, expenses and other data. Please read the prospectus carefully before you invest or send money.

                   THE OFFITBANK VARIABLE INSURANCE FUND, INC.
              400 BELLEVUE PARKWAY, SUITE 108, WILMINGTON, DE 19809
                                 (800) 618-9510